Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
January 31, 2024
ZEI-NPRT1-0324
1.9881633.106
Common Stocks - 94.5%
	Shares	Value ($)
Australia - 4.6%
Ampol Ltd.	17,653	417,538
ANZ Group Holdings Ltd.	225,864	3,985,231
APA Group unit	98,104	542,622
Aristocrat Leisure Ltd.	44,258	1,275,986
ASX Ltd.	14,860	635,300
Aurizon Holdings Ltd.	135,080	332,977
BHP Group Ltd.	381,777	11,680,099
BlueScope Steel Ltd.	34,550	527,520
Brambles Ltd.	105,345	1,004,440
CAR Group Ltd.	27,141	582,753
Cochlear Ltd.	4,964	985,101
Coles Group Ltd.	101,412	1,052,391
Commonwealth Bank of Australia	125,905	9,600,815
Computershare Ltd.	41,214	682,638
DEXUS Property Group unit	79,400	401,817
EBOS Group Ltd.	11,320	259,232
Endeavour Group Ltd.	106,310	389,067
Fortescue Ltd.	127,636	2,466,789
Glencore PLC	789,286	4,176,079
Goodman Group unit	129,287	2,146,058
IDP Education Ltd.	19,792	253,452
IGO Ltd.	51,191	248,850
Insurance Australia Group Ltd.	186,359	731,538
Lendlease Group unit	314	1,507
Macquarie Group Ltd.	27,647	3,411,348
Magellan Financial Group Ltd. warrants 4/16/27 (a)	50	5
Medibank Private Ltd.	210,380	526,716
Mineral Resources Ltd.	13,420	517,593
Mirvac Group unit	291,483	409,650
National Australia Bank Ltd.	235,252	4,961,560
Northern Star Resources Ltd.	87,354	749,306
Orica Ltd.	33,790	356,380
Origin Energy Ltd.	130,923	730,708
Pilbara Minerals Ltd.	217,162	494,623
Qantas Airways Ltd. (a)	63,431	228,692
QBE Insurance Group Ltd.	113,306	1,166,665
Ramsay Health Care Ltd.	14,095	469,907
REA Group Ltd.	3,917	467,168
Reece Ltd.	16,412	241,754
Rio Tinto Ltd.	27,967	2,406,488
Rio Tinto PLC	84,873	5,874,861
Santos Ltd.	245,996	1,243,250
Scentre Group unit	404,424	804,014
SEEK Ltd.	26,378	434,849
Sonic Healthcare Ltd.	34,722	723,961
South32 Ltd.	346,403	750,038
Stockland Corp. Ltd. unit	187,865	554,786
Suncorp Group Ltd.	96,499	888,229
Telstra Group Ltd.	306,416	808,121
The GPT Group	141,541	427,790
The Lottery Corp. Ltd.	171,057	561,475
Transurban Group unit	233,058	2,047,469
Treasury Wine Estates Ltd.	59,259	415,531
Vicinity Centres unit	285,999	379,637
Washington H. Soul Pattinson & Co. Ltd.	17,397	388,878
Wesfarmers Ltd.	85,487	3,236,277
Westpac Banking Corp.	264,056	4,142,411
WiseTech Global Ltd.	12,690	597,460
Woodside Energy Group Ltd.	143,396	2,999,303
Woolworths Group Ltd.	92,127	2,163,600
TOTAL AUSTRALIA		90,960,303
Austria - 0.1%
Erste Group Bank AG	26,219	1,134,812
Mondi PLC	30,914	553,967
Mondi PLC	2,793	50,249
OMV AG	10,893	486,304
Verbund AG	5,030	411,227
Voestalpine AG	8,743	260,780
TOTAL AUSTRIA		2,897,339
Belgium - 0.5%
Ageas	12,261	527,501
Anheuser-Busch InBev SA NV	65,290	4,038,683
D'ieteren Group	1,602	324,962
Elia Group SA/NV	2,198	265,567
Groupe Bruxelles Lambert SA	6,740	512,788
KBC Group NV	18,914	1,236,233
Lotus Bakeries SA	30	255,802
Sofina SA	1,202	289,158
Syensqo SA	5,643	503,056
UCB SA	9,607	906,373
Umicore SA	15,612	355,118
Warehouses de Pauw	13,009	383,525
TOTAL BELGIUM		9,598,766
Brazil - 1.1%
Ambev SA	357,900	944,884
Atacadao SA	46,500	97,704
B3 SA - Brasil Bolsa Balcao	444,300	1,173,883
Banco Bradesco SA	120,168	331,806
Banco BTG Pactual SA unit	89,000	647,057
Banco do Brasil SA	65,000	740,604
Banco Santander SA (Brasil) unit	26,900	155,556
BB Seguridade Participacoes SA	52,100	360,170
CCR SA	73,100	193,580
Centrais Eletricas Brasileiras SA (Electrobras)	87,600	721,572
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	25,300	402,704
Companhia Siderurgica Nacional SA (CSN)	49,500	177,143
Cosan SA	90,608	334,129
CPFL Energia SA	17,300	126,614
Energisa SA unit	15,500	158,335
Eneva SA (a)	63,100	162,513
ENGIE Brasil Energia SA	15,250	124,908
Equatorial Energia SA	79,989	572,019
Hapvida Participacoes e Investimentos SA (a)(b)	365,173	285,982
Hypera SA	27,900	178,683
Klabin SA unit	55,000	236,345
Localiza Rent a Car SA	70,236	767,232
Localiza Rent a Car SA rights 2/5/24 (a)	241	438
Lojas Renner SA	72,173	233,808
Magazine Luiza SA (a)	221,632	93,942
Natura & Co. Holding SA (a)	67,393	217,643
Petroleo Brasileiro SA - Petrobras (ON)	272,544	2,319,243
Prio SA	61,200	542,652
Raia Drogasil SA	99,124	506,184
Rede D'Oregon Sao Luiz SA (b)	42,961	235,425
Rumo SA	100,900	469,634
Sendas Distribuidora SA	101,000	278,472
Suzano Papel e Celulose SA	60,222	627,454
Telefonica Brasil SA	30,600	317,216
TIM SA	63,400	221,895
Totvs SA	38,200	243,029
Ultrapar Participacoes SA	52,800	300,213
Vale SA	256,826	3,512,540
Vibra Energia SA	86,878	416,469
Weg SA	127,460	831,999
Wheaton Precious Metals Corp.	34,363	1,610,482
Yara International ASA	12,234	406,433
TOTAL BRAZIL		22,278,594
Burkina Faso - 0.0%
Endeavour Mining PLC	13,825	247,388
Canada - 7.2%
Agnico Eagle Mines Ltd. (Canada)	37,491	1,842,691
Air Canada (a)	13,370	181,190
Algonquin Power & Utilities Corp.	48,494	287,476
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	58,225	3,411,778
AltaGas Ltd. (c)	20,925	435,013
ARC Resources Ltd.	46,570	723,256
Bank of Montreal	54,211	5,106,386
Bank of Nova Scotia	92,372	4,319,556
Barrick Gold Corp. (Canada)	132,932	2,076,367
BCE, Inc.	5,386	217,331
Brookfield Asset Management Ltd. Class A	26,618	1,070,303
Brookfield Corp. (Canada) Class A	105,054	4,169,498
CAE, Inc. (a)	24,457	489,704
Cameco Corp.	32,870	1,569,359
Canadian Apartment Properties (REIT) unit	6,133	212,895
Canadian Imperial Bank of Commerce	70,657	3,193,216
Canadian National Railway Co.	41,930	5,201,447
Canadian Natural Resources Ltd.	82,344	5,269,722
Canadian Pacific Kansas City Ltd.	70,224	5,651,035
Canadian Tire Ltd. Class A (non-vtg.)	3,872	411,550
Canadian Utilities Ltd. Class A (non-vtg.)	10,503	239,363
CCL Industries, Inc. Class B	11,168	477,970
Cenovus Energy, Inc. (Canada)	107,854	1,747,228
CGI, Inc. Class A (sub. vtg.) (a)	15,826	1,772,295
Constellation Software, Inc.	1,518	4,195,526
Constellation Software, Inc. warrants 8/22/28 (a)(d)	1,367	0
Descartes Systems Group, Inc. (Canada) (a)	6,274	549,351
Dollarama, Inc.	21,411	1,571,366
Element Fleet Management Corp.	28,850	486,681
Emera, Inc.	20,980	741,389
Empire Co. Ltd. Class A (non-vtg.)	11,236	291,169
Enbridge, Inc.	160,114	5,685,479
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,610	1,678,282
FirstService Corp.	3,100	518,846
Fortis, Inc.	36,741	1,474,067
Franco-Nevada Corp.	14,555	1,574,748
George Weston Ltd.	4,749	605,083
GFL Environmental, Inc.	17,676	600,572
Gildan Activewear, Inc.	12,963	428,099
Great-West Lifeco, Inc.	20,609	687,963
Hydro One Ltd. (b)	24,826	736,775
iA Financial Corp., Inc.	7,815	531,289
IGM Financial, Inc.	5,989	162,014
Imperial Oil Ltd.	15,078	869,723
Intact Financial Corp.	13,425	2,099,451
Ivanhoe Mines Ltd. (a)	45,127	473,608
Keyera Corp.	16,902	408,831
Kinross Gold Corp.	94,414	520,367
Loblaw Companies Ltd.	11,880	1,187,161
Magna International, Inc. Class A (sub. vtg.)	20,674	1,174,979
Manulife Financial Corp.	136,625	3,020,190
MEG Energy Corp. (a)	21,163	400,136
Metro, Inc.	17,521	919,936
National Bank of Canada	25,552	1,954,340
Northland Power, Inc.	18,718	344,441
Nutrien Ltd.	37,396	1,864,724
Nuvei Corp. (Canada) (b)	13	316
Onex Corp. (sub. vtg.)	4,988	368,298
Open Text Corp.	20,694	902,443
Pan American Silver Corp.	26,949	364,812
Parkland Corp.	10,462	357,021
Pembina Pipeline Corp.	41,616	1,433,476
Power Corp. of Canada (sub. vtg.)	43,527	1,268,789
Quebecor, Inc. Class B (sub. vtg.)	11,517	280,033
RB Global, Inc.	13,811	883,490
Restaurant Brands International, Inc.	18,887	1,474,351
Restaurant Brands International, Inc.	2,900	226,432
RioCan (REIT)	10,727	145,931
Rogers Communications, Inc. Class B (non-vtg.)	27,038	1,262,960
Royal Bank of Canada	104,873	10,234,956
Saputo, Inc.	18,921	390,115
Shopify, Inc. Class A (a)	90,779	7,267,317
Stantec, Inc.	8,455	679,381
Sun Life Financial, Inc.	44,169	2,289,514
Suncor Energy, Inc.	98,275	3,254,270
TC Energy Corp.	77,665	3,063,968
Teck Resources Ltd. Class B (sub. vtg.)	34,858	1,395,150
TELUS Corp.	35,942	643,745
TFI International, Inc. (Canada)	6,183	812,581
The Toronto-Dominion Bank	136,930	8,317,954
Thomson Reuters Corp.	11,919	1,769,610
TMX Group Ltd.	21,287	526,455
Toromont Industries Ltd.	6,368	557,771
Tourmaline Oil Corp.	24,635	1,065,144
West Fraser Timber Co. Ltd.	4,357	346,466
WSP Global, Inc.	9,470	1,391,216
TOTAL CANADA		140,807,180
Chile - 0.2%
Antofagasta PLC	29,883	657,057
Banco de Chile	3,374,986	378,406
Banco de Credito e Inversiones	5,615	148,679
Banco Santander Chile	4,818,591	222,843
Cencosud SA	95,705	166,552
Compania Cervecerias Unidas SA	366	2,220
Compania Sud Americana de Vapores SA	1,066,113	76,823
Empresas CMPC SA	82,241	134,002
Empresas COPEC SA	28,329	180,098
Enel Americas SA	1,569,812	159,092
Enel Chile SA	2,067,024	124,248
Falabella SA (a)	63,994	152,098
LATAM Airlines Group SA (a)	13,195,233	163,060
Lundin Mining Corp.	50,239	410,297
TOTAL CHILE		2,975,475
China - 6.7%
360 Security Technology, Inc. (A Shares) (a)	34,900	33,156
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	8,800	20,399
3Peak, Inc. (A Shares)	452	6,173
3SBio, Inc. (b)	140,500	105,874
AAC Technology Holdings, Inc.	51,500	115,645
Accelink Technologies Co. Ltd. (A Shares)	4,200	12,767
ACM Research Shanghai, Inc. (A Shares)	1,252	13,534
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	2,655	42,148
AECC Aero-Engine Control Co. Ltd. (A Shares)	7,300	15,464
AECC Aviation Power Co. Ltd.	12,100	53,037
Agricultural Bank of China Ltd.:
(A Shares)	392,900	213,262
(H Shares)	2,089,000	808,842
Aier Eye Hospital Group Co. Ltd. (A Shares)	39,595	70,882
AIMA Technology Group Co. Ltd.	2,900	10,916
Air China Ltd.:
(A Shares) (a)	74,000	73,471
(H Shares) (a)	92,000	51,398
Airtac International Group	10,278	308,093
Akeso, Inc. (a)(b)	38,000	192,953
Alibaba Group Holding Ltd.	1,229,144	11,024,166
Alibaba Health Information Technology Ltd. (a)	404,000	148,452
Aluminum Corp. of China Ltd.:
(A shares)	88,000	70,062
(H Shares)	250,000	121,840
Amlogic Shanghai Co. Ltd. (A Shares)	2,262	14,011
Angel Yeast Co. Ltd. (A Shares)	3,600	15,515
Anhui Conch Cement Co. Ltd. (H Shares)	120,000	240,352
Anhui Gujing Distillery Co. Ltd. (B Shares)	15,600	201,579
Anhui Honglu Steel Construction Group Co. Ltd.	2,990	6,845
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares) (a)	9,700	16,518
Anhui Kouzi Distillery Co. Ltd. (A Shares)	2,300	12,494
Anhui Yingjia Distillery Co. Ltd. (A Shares)	2,500	17,563
Anjoy Foods Group Co. Ltd. (A Shares)	1,600	16,610
Anker Innovations Technology Co. Ltd. (A Shares)	1,700	16,257
Anta Sports Products Ltd.	98,200	828,853
Apeloa Pharmaceutical Co. Ltd. A Shares	3,600	6,100
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	5,000	14,464
ASR Microelectronics Co. Ltd. (A Shares)	1,602	10,297
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	1,760	21,053
Autobio Diagnostics Co. Ltd.	2,100	13,781
Autohome, Inc. ADR Class A	5,049	127,235
Avary Holding Shenzhen Co. Ltd. (A Shares)	7,400	18,072
AVIC Capital Co. Ltd. (A Shares)	32,600	15,451
AviChina Industry & Technology Co. Ltd. (H Shares)	187,000	68,973
Avicopter PLC (A Shares)	3,500	16,084
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	25,000	15,344
Baidu, Inc. Class A (a)	170,892	2,212,576
Bank of Beijing Co. Ltd. (A Shares)	89,600	63,732
Bank of Changsha Co. Ltd. (A Shares)	20,100	20,099
Bank of Chengdu Co. Ltd. (A Shares)	15,200	26,571
Bank of China Ltd.:
(A Shares)	495,300	298,682
(H Shares)	5,499,000	2,063,612
Bank of Communications Co. Ltd.:
(A Shares)	22,600	18,945
(H Shares)	868,000	513,513
Bank of Hangzhou Co. Ltd. (A Shares)	25,700	39,116
Bank of Jiangsu Co. Ltd. (A Shares)	77,960	79,640
Bank of Nanjing Co. Ltd. (A Shares)	47,200	54,683
Bank of Ningbo Co. Ltd. (A Shares)	28,680	86,233
Bank of Shanghai Co. Ltd. (A Shares)	61,818	55,202
Bank of Suzhou Co. Ltd.	15,800	15,592
Baoshan Iron & Steel Co. Ltd. (A Shares)	94,900	81,528
BeiGene Ltd. (a)	53,077	601,533
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	4,000	1,158
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	22,300	14,747
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (a)	2,600	7,913
Beijing Easpring Material Technology Co. Ltd. (A Shares)	1,900	8,429
Beijing Enlight Media Co. Ltd. (A Shares)	13,000	13,416
Beijing Enterprises Holdings Ltd.	38,500	139,344
Beijing Enterprises Water Group Ltd.	284,000	69,096
Beijing Kingsoft Office Software, Inc. (A Shares)	1,987	59,170
Beijing New Building Materials PLC (A Shares)	6,500	24,236
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	5,800	13,075
Beijing Roborock Technology Co. Ltd. (A Shares)	530	21,218
Beijing Shiji Information Technology Co. Ltd. (A Shares)	10,519	10,420
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	6,700	24,650
Beijing Tongrentang Co. Ltd. (A Shares)	6,300	38,418
Beijing United Information Technology Co. Ltd. (A Shares)	2,972	7,333
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	4,256	32,034
Beijing Yanjing Brewery Co. Ltd. (A Shares)	11,400	12,994
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	212,700	147,434
Beiqi Foton Motor Co. Ltd. (A Shares) (a)	37,700	12,782
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	1,700	12,249
Betta Pharmaceuticals Co. Ltd. (A Shares)	2,200	11,655
BGI Genomics Co. Ltd.	1,300	6,801
Bilibili, Inc. Class Z (a)	14,866	134,231
Bloomage Biotechnology Corp. Ltd. (A Shares)	1,779	13,883
BOC Aviation Ltd. Class A (b)	15,600	116,959
BOC Hong Kong (Holdings) Ltd.	285,500	684,285
BOC International China Co. Ltd.	9,900	14,301
BOE Technology Group Co. Ltd. (A Shares)	156,800	78,760
Bosideng International Holdings Ltd.	292,000	132,001
Brilliance China Automotive Holdings Ltd.	220,000	117,293
BTG Hotels Group Co. Ltd. (a)	4,200	8,204
Budweiser Brewing Co. APAC Ltd. (b)	127,100	200,328
By-Health Co. Ltd. (A Shares)	8,700	18,263
BYD Co. Ltd.:
(A Shares)	12,300	293,790
(H Shares)	75,000	1,679,263
BYD Electronic International Co. Ltd.	59,000	202,111
C&D International Investment Group Ltd.	54,961	90,758
Caitong Securities Co. Ltd.	22,200	23,035
Cambricon Technologies Corp. Ltd. (A Shares) (a)	1,596	24,264
Canmax Technologies Co. Ltd. (A Shares)	3,120	8,572
Cathay Biotech, Inc. (A Shares)	2,616	15,993
CECEP Solar Energy Co. Ltd. (A Shares)	16,700	11,751
CECEP Wind-Power Corp. (A Shares)	38,450	15,231
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	3,700	8,523
CGN Power Co. Ltd. (H Shares) (b)	935,000	262,010
Changchun High & New Technology Industry Group, Inc. (A Shares)	1,800	28,696
Changjiang Securities Co. Ltd. (A Shares)	27,600	19,003
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	1,400	24,549
Chaozhou Three-Circle Group Co. (A Shares)	8,300	26,433
Chengxin Lithium Group Co. Ltd. (A Shares)	3,200	9,055
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	6,500	10,868
China Baoan Group Co. Ltd. (A Shares)	12,900	19,449
China Cinda Asset Management Co. Ltd. (H Shares)	656,000	62,941
China CITIC Bank Corp. Ltd.:
(A Shares)	67,800	59,313
(H Shares)	537,000	266,138
China Coal Energy Co. Ltd. (H Shares)	155,000	170,218
China Communications Services Corp. Ltd. (H Shares)	178,000	73,295
China Conch Venture Holdings Ltd.	1,500	1,165
China Construction Bank Corp.:
(A Shares)	291,400	279,276
(H Shares)	6,871,000	4,080,437
China CSSC Holdings Ltd. (A Shares)	19,500	83,211
China Eastern Airlines Corp. Ltd. (A Shares) (a)	82,200	42,939
China Energy Engineering Corp. Ltd. (A Shares)	137,600	40,532
China Everbright Bank Co. Ltd.:
(A Shares)	99,400	43,729
(H Shares)	389,000	115,489
China Everbright International Ltd.	263,888	92,039
China Feihe Ltd. (b)	275,000	125,987
China Film Co. Ltd. (A Shares) (a)	8,400	13,727
China Galaxy Securities Co. Ltd.:
(A Shares)	24,400	39,610
(H Shares)	249,000	122,002
China Gas Holdings Ltd.	204,400	186,356
China Great Wall Securities Co. Ltd. (A Shares)	14,800	15,139
China Greatwall Technology Group Co. Ltd. (A Shares)	12,600	14,611
China Hongqiao Group Ltd.	180,000	131,961
China International Capital Corp. Ltd. (H Shares) (b)	153,600	182,576
China Jinmao Holdings Group Ltd.	10,413	831
China Jushi Co. Ltd. (A Shares)	19,415	24,869
China Life Insurance Co. Ltd.:
(A Shares)	6,600	26,532
(H Shares)	592,000	682,483
China Literature Ltd. (a)(b)	29,000	84,348
China Longyuan Power Grid Corp. Ltd. (H Shares)	244,000	147,184
China Medical System Holdings Ltd.	102,000	145,761
China Meheco Co. Ltd. (A Shares)	5,180	7,585
China Mengniu Dairy Co. Ltd.	247,000	547,283
China Merchants Bank Co. Ltd.:
(A Shares)	61,800	265,254
(H Shares)	365,500	1,332,389
China Merchants Energy Shipping Co. Ltd. (A Shares)	40,500	36,601
China Merchants Holdings International Co. Ltd.	105,219	130,090
China Merchants Securities Co. Ltd. (A Shares)	31,550	58,914
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	37,900	46,471
China Minmetals Rare Earth Co. Ltd. (A Shares)	3,800	12,752
China Minsheng Banking Corp. Ltd.:
(A Shares)	26,000	14,334
(H Shares)	735,900	244,756
China National Building Materials Co. Ltd. (H Shares)	295,000	104,060
China National Chemical Engineering Co. Ltd. (A Shares)	31,300	28,002
China National Medicines Corp. Ltd. (A Shares)	2,700	11,259
China National Nuclear Power Co. Ltd. (A Shares)	82,200	95,103
China National Software & Service Co. Ltd. (A Shares)	3,380	12,516
China Northern Rare Earth Group High-Tech Co. Ltd.	17,000	40,039
China Oilfield Services Ltd. (H Shares)	130,000	124,944
China Overseas Land and Investment Ltd.	302,000	456,863
China Overseas Property Holdings Ltd.	95,000	62,965
China Pacific Insurance (Group) Co. Ltd.	25,800	89,812
China Pacific Insurance (Group) Co. Ltd. (H Shares)	203,000	373,514
China Petroleum & Chemical Corp.:
(A Shares)	183,700	152,963
(H Shares)	1,830,000	951,972
China Power International Development Ltd.	360,805	134,988
China Railway Group Ltd.:
(A Shares)	102,100	90,027
(H Shares)	283,000	129,426
China Railway Signal & Communications Corp. (A Shares)	29,107	18,880
China Resource Gas Group Ltd.	69,000	195,683
China Resources Beer Holdings Co. Ltd.	120,000	433,961
China Resources Cement Holdings Ltd.	6,000	961
China Resources Land Ltd.	246,000	746,870
China Resources Microelectronics Ltd. (A Shares)	5,701	30,120
China Resources Mixc Lifestyle Services Ltd. (b)	50,200	144,968
China Resources Pharmaceutical Group Ltd. (b)	118,000	71,947
China Resources Power Holdings Co. Ltd.	144,000	291,327
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	4,000	29,208
China Ruyi Holdings Ltd. (a)	428,000	71,803
China Shenhua Energy Co. Ltd.:
(A Shares)	20,800	108,032
(H Shares)	269,500	1,022,398
China Southern Airlines Ltd.:
(A Shares) (a)	61,500	49,485
(H Shares) (a)	112,000	41,436
China State Construction Engineering Corp. Ltd. (A Shares)	176,300	126,713
China State Construction International Holdings Ltd.	152,000	160,558
China Taiping Insurance Group Ltd.	102,200	84,839
China Three Gorges Renewables Group Co. Ltd. (A Shares)	124,700	77,088
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	11,100	123,787
(H Shares) (b)	4,900	42,972
China Tower Corp. Ltd. (H Shares) (b)	3,310,000	368,209
China Traditional Chinese Medicine Holdings Co. Ltd.	216,000	82,586
China United Network Communications Ltd. (A Shares)	135,600	85,486
China Vanke Co. Ltd.:
(A Shares)	10,100	13,559
(H Shares)	224,100	176,321
China XD Electric Co. Ltd. (A Shares)	25,600	18,201
China Yangtze Power Co. Ltd. (A Shares)	136,900	466,362
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	2,600	16,170
China Zheshang Bank Co. Ltd.	83,200	31,217
ChinaSoft International Ltd.	192,000	109,412
Chongqing Brewery Co. Ltd. (A Shares)	1,700	13,204
Chongqing Changan Automobile Co. Ltd. (A Shares)	35,188	62,862
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	63,000	24,503
Chongqing Taiji Industry Group Co. Ltd. (A Shares) (a)	3,100	14,466
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	10,350	64,866
Chow Tai Fook Jewellery Group Ltd.	146,000	197,784
CITIC Pacific Ltd.	432,000	416,964
CITIC Securities Co. Ltd.:
(A Shares)	14,225	40,760
(H Shares)	198,725	387,856
Cmoc Group Ltd.:
(A Shares)	48,200	36,140
(H Shares)	321,000	175,829
CNGR Advanced Material Co. Ltd.	3,300	20,046
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	1,340	710
CNPC Capital Co. Ltd. (A Shares)	34,400	29,556
Contemporary Amperex Technology Co. Ltd.	21,980	465,275
COSCO Shipping Development Co. Ltd. (A Shares)	37,900	12,427
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	57,200	105,529
(H Shares)	16,000	14,877
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	52,970	72,943
(H Shares)	235,550	247,475
Cosco Shipping Ports Ltd.	101,757	62,314
Country Garden Holdings Co. Ltd. (a)	888,784	72,086
Country Garden Services Holdings Co. Ltd.	159,000	105,034
CRRC Corp. Ltd.:
(A Shares)	98,400	78,071
(H Shares)	344,000	159,889
CSC Financial Co. Ltd. (A Shares)	19,500	60,877
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	5,100	19,183
CSPC Pharmaceutical Group Ltd.	689,760	507,449
CSSC Science & Technology Co. Ltd.	6,700	14,981
Daqin Railway Co. Ltd. (A Shares)	62,100	64,201
Daqo New Energy Corp. ADR (a)	4,273	77,128
DaShenLin Pharmaceutical Group Co. Ltd.	5,232	16,645
Datang International Power Generation Co. Ltd. (A Shares)	34,800	11,847
DHC Software Co. Ltd. (A Shares)	13,100	9,138
Do-Fluoride New Materials Co. Ltd. (A Shares)	4,480	7,588
Dong-E-E-Jiao Co. Ltd. (A Shares)	2,200	16,128
Dongfang Electric Corp. Ltd. (A Shares)	11,400	22,828
Dongfeng Motor Group Co. Ltd. (H Shares)	192,000	74,145
Dongxing Securities Co. Ltd. (A Shares)	15,200	16,837
Dongyue Group Co. Ltd.	1,000	672
East Buy Holding Ltd. (a)(b)(c)	33,000	96,956
East Money Information Co. Ltd. (A Shares)	67,240	117,205
Eastroc Beverage Group Co. Ltd.	1,200	27,257
Ecovacs Robotics Co. Ltd. Class A	2,300	10,258
Empyrean Technology Co. Ltd. (A Shares)	1,600	17,337
ENN Energy Holdings Ltd.	58,500	435,465
ENN Natural Gas Co. Ltd. (A Shares)	13,300	32,419
Eoptolink Technology, Inc. Ltd. (A Shares)	3,700	21,785
ESR Group Ltd. (b)	157,800	201,712
Eve Energy Co. Ltd. (A shares)	8,771	42,635
Everbright Securities Co. Ltd. (A Shares)	18,900	41,269
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	54,746	16,109
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	23,140	14,279
Far East Horizon Ltd.	142,000	104,102
Farasis Energy Gan Zhou Co. Ltd. (A Shares) (a)	5,737	9,666
FAW Jiefang Group Co. Ltd. (A Shares) (a)	12,800	14,020
First Capital Securities Co. Ltd. (A Shares)	14,400	10,564
Flat Glass Group Co. Ltd.	15,000	22,560
Flat Glass Group Co. Ltd. (A Shares)	14,400	40,960
Focus Media Information Technology Co. Ltd. (A Shares)	60,200	47,498
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	20,292	96,295
Fosun International Ltd.	181,500	95,247
Founder Securities Co. Ltd. (A Shares)	36,400	35,101
Foxconn Industrial Internet Co. Ltd. (A Shares)	57,800	107,154
Fujian Sunner Development Co. Ltd. A Shares	7,200	15,037
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	54,000	244,129
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	400	10,085
GalaxyCore, Inc. (A Shares)	6,414	14,625
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	7,760	36,873
(H Shares) (b)	28,260	75,491
GCL Technology Holdings Ltd.	1,579,000	181,684
GD Power Development Co. Ltd. (A Shares)	78,300	48,879
GDS Holdings Ltd. Class A (a)	68,400	45,812
Geely Automobile Holdings Ltd.	449,000	425,589
GEM Co. Ltd. (A Shares)	24,900	15,644
Gemdale Corp. (A Shares)	16,900	9,535
Genscript Biotech Corp. (a)	88,000	146,072
GF Securities Co. Ltd.:
(A Shares)	22,100	42,277
(H Shares)	82,200	82,727
Giant Network Group Co. Ltd. (A Shares)	7,800	10,004
Gigadevice Semiconductor Beijing, Inc. (A Shares)	3,240	28,248
Ginlong Technologies Co. Ltd. (A Shares)	1,350	11,247
GoerTek, Inc. (A Shares)	16,100	34,166
Goldwind Science & Technology Co. Ltd. (H Shares)	50,216	18,342
Goneo Group Co. Ltd. (A Shares)	2,000	25,947
GoodWe Technologies Co. Ltd. (A Shares)	662	8,615
Gotion High-tech Co. Ltd. (A Shares) (a)	7,000	18,253
Great Wall Motor Co. Ltd.:
(A Shares)	8,300	23,690
(H Shares)	180,000	177,229
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	11,300	55,666
Greenland Holdings Corp. Ltd. (A Shares) (a)	46,000	13,554
Greentown China Holdings Ltd.	83,500	62,905
GRG Banking Equipment Co. Ltd. (A Shares)	10,900	14,411
Guangdong Haid Group Co. Ltd. (A Shares)	8,000	42,242
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)	12,600	10,882
Guangdong Investment Ltd.	210,000	122,087
Guanghui Energy Co. Ltd. (A Shares)	30,500	29,950
Guangzhou Automobile Group Co. Ltd.	29,400	33,661
Guangzhou Automobile Group Co. Ltd. (H Shares)	194,000	76,681
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (a)	8,900	11,697
Guangzhou Baiyunshan Pharma Health (A Shares)	7,200	27,469
Guangzhou Haige Communications Group (A Shares)	11,300	15,193
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	1,900	13,854
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	2,600	12,416
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	8,160	21,272
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	23,676	18,918
Guolian Securities Co. Ltd. (a)	11,900	16,909
Guosen Securities Co. Ltd. (A Shares)	26,300	29,516
Guotai Junan Securities Co. Ltd. (H Shares) (b)	64,800	71,968
Guoyuan Securities Co. Ltd. (A Shares)	23,710	21,158
H World Group Ltd. ADR	16,051	509,940
Haidilao International Holding Ltd. (b)	121,000	190,638
Haier Smart Home Co. Ltd.	178,800	505,229
Haier Smart Home Co. Ltd. (A Shares)	29,300	91,428
Hainan Airlines Co. Ltd. (A Shares) (a)	205,600	39,251
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	43,200	21,043
Haitian International Holdings Ltd.	49,000	109,069
Haitong Securities Co. Ltd. (H Shares)	328,400	151,373
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	12,200	11,605
Hangzhou Chang Chuan Technology Co. Ltd.	2,300	7,691
Hangzhou First Applied Material Co. Ltd. (A Shares)	8,116	25,753
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	5,400	14,052
Hangzhou Lion Electronics Co. Ltd. (A Shares)	2,100	5,990
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	3,800	12,615
Hangzhou Robam Appliances Co. Ltd. (A Shares)	3,100	9,418
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	7,300	18,501
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	500	2,832
(H Shares) (b)	2,100	6,568
Hansoh Pharmaceutical Group Co. Ltd. (b)	86,000	129,167
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	2,900	10,770
Hebei Hengshui Laobaigan Liquor Co. Ltd.	3,600	8,807
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	4,800	15,458
Heilongjiang Agriculture Co. Ltd. (A Shares)	10,400	16,532
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	11,600	26,989
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	14,700	58,433
Hengan International Group Co. Ltd.	46,500	143,987
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	6,600	11,674
Hengli Petrochemical Co. Ltd. (A Shares) (a)	30,700	50,280
Hengtong Optic-electric Co. Ltd. (A Shares)	9,100	13,960
Hengyi Petrochemical Co. Ltd. (A Shares) (a)	20,200	17,567
Hesteel Co. Ltd. (A Shares)	30,300	8,795
Hisense Electric Co. Ltd.	5,700	17,624
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	2,500	40,142
HLA Group Corp. Ltd. (A Shares)	19,100	20,483
Hongfa Technology Co. Ltd. (A Shares)	2,660	8,324
Hoshine Silicon Industry Co. Ltd. (A Shares)	4,200	25,683
Hoymiles Power Electronics, Inc. (A Shares)	326	8,532
Hoyuan Green Energy Co. Ltd. (A Shares)	2,263	7,800
Hua Hong Semiconductor Ltd. (a)(b)	44,000	79,712
Huadian Power International Corp. Ltd.:
(A Shares)	23,100	19,602
(H Shares)	26,000	12,469
Huadong Medicine Co. Ltd. (A Shares)	7,600	30,710
Huafon Chemical Co. Ltd. (A Shares)	22,600	19,262
Huagong Tech Co. Ltd. (A Shares)	3,800	13,621
Huaibei Mining Holdings Co. Ltd. (A Shares)	12,200	29,586
Hualan Biological Engineer, Inc. (A Shares)	7,410	18,201
Huaneng Power International, Inc.:
(A Shares) (a)	61,600	75,222
(H Shares) (a)	270,000	152,257
Huatai Securities Co. Ltd.:
(A Shares)	21,000	40,325
(H Shares) (b)	117,800	138,971
HUAXI Securities Co. Ltd.	9,900	10,294
Huaxia Bank Co. Ltd. (A Shares)	61,200	51,730
Huayu Automotive Systems Co. Ltd. (A Shares)	14,200	32,224
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	2,000	7,034
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	3,700	15,552
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	4,300	9,820
Huizhou Desay SV Automotive Co. Ltd.	2,200	26,136
Humanwell Healthcare Group Co. Ltd. (A Shares)	8,000	22,495
Hunan Valin Steel Co. Ltd. (A Shares)	31,000	23,612
Hundsun Technologies, Inc. (A Shares)	7,808	22,891
Hwatsing Technology Co. Ltd. (A Shares)	743	15,332
Hygeia Healthcare Holdings Co. (b)	26,400	86,035
Hygon Information Technology Co. Ltd. (A Shares)	8,508	78,304
IEIT Systems Co. Ltd. (A Shares)	7,145	28,055
iFlytek Co. Ltd. (A Shares)	9,900	52,760
IMEIK Technology Development Co. Ltd. (A Shares)	1,000	37,842
Industrial & Commercial Bank of China Ltd.:
(A Shares)	847,100	611,145
(H Shares)	4,093,000	1,993,823
Industrial Bank Co. Ltd. (A Shares)	89,900	197,517
Industrial Securities Co. Ltd. (A Shares)	38,270	29,118
Ingenic Semiconductor Co. Ltd. (A Shares)	1,900	12,602
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	27,500	104,032
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	184,300	36,498
Inner Mongolia Dian Tou Energy Corp. Ltd.	10,700	22,074
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	41,800	20,756
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	102,400	193,701
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	14,600	10,659
Innovent Biologics, Inc. (a)(b)	89,500	360,588
iQIYI, Inc. ADR (a)	32,000	107,200
iRay Technology Co. Ltd. (A Shares)	410	12,277
iSoftStone Information Technology Group Co. Ltd. (A Shares)	3,750	16,384
JA Solar Technology Co. Ltd. (A Shares)	13,376	31,901
Jason Furniture Hangzhou Co. Ltd. (A Shares)	3,120	14,774
JCET Group Co. Ltd. (A Shares)	6,800	21,274
JD Health International, Inc. (a)(b)	82,250	271,408
JD Logistics, Inc. (a)(b)	149,300	130,365
JD.com, Inc. Class A	178,223	2,009,667
Jiangsu Eastern Shenghong Co. Ltd.	30,100	41,550
Jiangsu Expressway Co. Ltd. (H Shares)	92,000	87,840
Jiangsu Hengli Hydraulic Co. Ltd.	5,676	38,671
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	27,432	143,693
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	5,100	31,518
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	3,200	10,392
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	1,900	18,967
Jiangsu Phoenix Publishing & Media Corp. Ltd.	13,500	18,262
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	6,600	84,248
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	1,430	9,813
Jiangsu Yoke Technology Co. Ltd. (A Shares)	2,200	11,892
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	4,700	20,912
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	15,900	25,677
Jiangxi Copper Co. Ltd.:
(A Shares)	9,800	24,638
(H Shares)	81,000	113,281
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	5,700	7,189
Jinduicheng Molybdenum Co. Ltd. (A Shares)	12,400	15,798
Jinko Solar Co. Ltd. (A Shares)	32,374	35,802
JiuGui Liquor Co. Ltd. (A Shares)	1,200	10,413
Jiumaojiu International Holdings Ltd. (b)	1,000	589
Jizhong Energy Resources Co. Ltd. (A Shares)	11,700	12,319
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	6,300	9,449
Jointown Pharmaceutical Group (A Shares)	15,019	14,467
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares) (a)	2,700	8,285
JOYY, Inc. ADR	2,836	86,952
Juewei Food Co. Ltd.	3,800	10,640
Juneyao Airlines Co. Ltd. (A shares) (a)	8,100	13,453
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	751	0
Kanzhun Ltd. ADR	16,105	224,021
KE Holdings, Inc. ADR	50,417	714,409
Keda Industrial Group Co. Ltd.	6,400	9,670
Kingboard Chemical Holdings Ltd.	47,500	84,546
Kingdee International Software Group Co. Ltd. (a)	207,000	200,099
Kingnet Network Co. Ltd. (A Shares)	7,200	9,476
Kingsoft Corp. Ltd.	70,800	172,239
Kuaishou Technology Class B (a)(b)	177,800	896,172
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	10,200	16,956
Kunlun Energy Co. Ltd.	284,000	254,435
Kunlun Tech Co. Ltd. (A Shares) (a)	4,600	19,138
Kweichow Moutai Co. Ltd. (A Shares)	6,000	1,345,182
Lb Group Co. Ltd. (A Shares)	8,900	20,006
Lenovo Group Ltd.	556,000	582,172
Lens Technology Co. Ltd. (A Shares)	20,300	29,578
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	7,000	12,807
Li Auto, Inc. Class A (a)	86,998	1,202,567
Li Ning Co. Ltd.	175,000	373,856
Liaoning Port Co. Ltd. (A Shares)	69,500	13,284
Lingyi iTech Guangdong Co. (A Shares)	30,900	20,451
Livzon Pharmaceutical Group, Inc. (A Shares)	2,000	9,461
Longfor Properties Co. Ltd. (b)	143,297	158,889
LONGi Green Energy Technology Co. Ltd.	33,752	91,140
Lufax Holding Ltd. ADR	15,469	36,662
Luxi Chemical Group Co. Ltd.	6,400	8,253
Luxshare Precision Industry Co. Ltd. (A Shares)	30,593	108,665
Luzhou Laojiao Co. Ltd. (A Shares)	6,400	131,363
Mango Excellent Media Co. Ltd. (A Shares)	7,000	20,886
Maxscend Microelectronics Co. Ltd. (A Shares)	2,324	29,872
Meihua Holdings Group Co. Ltd. (A Shares)	10,200	14,193
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	16,500	11,249
Meituan Class B (a)(b)	383,980	3,088,439
Metallurgical Corp. China Ltd. (A Shares)	82,500	37,316
Microport Scientific Corp. (a)	59,000	43,572
Ming Yang Smart Energy Group Ltd. (A Shares)	12,000	15,063
MINISO Group Holding Ltd.	28,112	118,900
Minth Group Ltd.	54,000	87,530
Montage Technology Co. Ltd. (A Shares)	4,439	27,853
Muyuan Foodstuff Co. Ltd. (A Shares)	23,340	114,907
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	6,501	11,814
Nanjing Securities Co. Ltd. (A Shares)	14,200	14,763
NARI Technology Co. Ltd. (A Shares)	35,380	103,655
National Silicon Industry Group Co. Ltd. (A Shares) (a)	10,561	20,881
NAURA Technology Group Co. Ltd.	2,300	72,874
NavInfo Co. Ltd. (A Shares) (a)	13,700	12,398
NetEase, Inc.	146,290	2,843,601
New China Life Insurance Co. Ltd.	16,300	69,534
New China Life Insurance Co. Ltd. (H Shares)	42,500	75,847
New Hope Liuhe Co. Ltd. (A Shares) (a)	22,500	25,699
New Oriental Education & Technology Group, Inc. (a)	113,290	874,400
Ninestar Corp. (A Shares)	5,400	14,584
Ningbo Deye Technology Co. Ltd. (A Shares)	1,760	16,622
Ningbo Joyson Electronic Corp. (A shares)	6,800	13,719
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	2,300	11,339
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	1,425	5,657
Ningbo Shanshan Co. Ltd. (A Shares)	11,900	16,576
Ningbo Tuopu Group Co. Ltd. (A Shares)	4,700	31,984
Ningxia Baofeng Energy Group Co. Ltd.	30,700	57,156
NIO, Inc. sponsored ADR (a)(c)	105,414	592,427
Nongfu Spring Co. Ltd. (H Shares) (b)	154,600	839,038
North Industries Group Red Arrow Co. Ltd. (A Shares)	5,900	9,379
Offcn Education Technology Co. A Shares (a)	22,400	11,025
Offshore Oil Enginering Co. Ltd. (A Shares)	15,000	11,713
OFILM Group Co. Ltd. (A Shares) (a)	14,600	13,616
Oppein Home Group, Inc. (A Shares)	2,560	21,900
Orient Securities Co. Ltd. (A Shares)	33,540	38,732
Oriental Pearl Group Co. Ltd.	15,100	14,385
Ovctek China, Inc. (A Shares)	3,820	9,285
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	33,400	13,149
PDD Holdings, Inc. ADR (a)	45,108	5,722,852
People's Insurance Co. of China Group Ltd.:
(A Shares)	50,300	35,823
(H Shares)	640,000	198,962
People.cn Co. Ltd. (A Shares)	5,500	16,521
Perfect World Co. Ltd. (A Shares)	8,250	11,004
PetroChina Co. Ltd.:
(A Shares)	97,400	113,658
(H Shares)	1,598,000	1,155,939
Pharmaron Beijing Co. Ltd.:
(A Shares)	5,325	15,691
(H Shares) (b)	2,500	3,237
PICC Property & Casualty Co. Ltd. (H Shares)	530,000	659,249
Ping An Bank Co. Ltd. (A Shares)	84,400	111,493
Ping An Healthcare and Technology Co. Ltd. (a)(b)	39,700	56,999
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	57,200	324,149
(H Shares)	498,000	2,093,365
Piotech, Inc. (A Shares)	747	16,939
Poly Developments & Holdings (A Shares)	50,600	67,638
Pop Mart International Group Ltd. (b)	33,600	75,352
Postal Savings Bank of China Co. Ltd.	120,000	79,300
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	602,000	289,507
Power Construction Corp. of China Ltd. (A Shares)	69,600	48,887
Prosus NV	110,453	3,286,161
Pylon Technologies Co. Ltd. (Series A)	565	6,305
Qi An Xin Technology Group, Inc. (A Shares) (a)	2,667	11,047
Qifu Technology, Inc. ADR	8,118	116,493
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	24,600	49,218
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	6,300	17,426
Raytron Technology Co. Ltd. (A Shares)	1,967	9,079
Risen Energy Co. Ltd. (A Shares)	3,900	8,012
Rockchip Electronics Co. Ltd.	1,400	9,034
Rongsheng Petrochemical Co. Ltd. (A Shares)	43,250	57,133
SAIC Motor Corp. Ltd. (A Shares)	34,200	65,299
Sailun Group Co. Ltd. A Shares	15,100	25,429
Sanan Optoelectronics Co. Ltd. (A Shares)	23,000	35,290
Sangfor Technologies, Inc. (a)	1,600	12,179
Sany Heavy Equipment International Holdings Co. Ltd.	80,000	52,068
Sany Heavy Industry Co. Ltd. (A Shares)	37,600	68,694
Satellite Chemical Co. Ltd. (A Shares) (a)	16,009	30,529
SDIC Capital Co. Ltd.	29,800	27,763
SDIC Power Holdings Co. Ltd. (A Shares)	32,700	63,404
Seazen Holdings Co. Ltd. (A Shares) (a)	8,200	11,320
Seres Group Co. Ltd. (A Shares) (a)	6,800	53,806
SF Holding Co. Ltd. (A Shares)	22,100	108,989
SG Micro Corp. (A Shares)	2,457	21,305
Shaanxi Coal Industry Co. Ltd. (A Shares)	41,200	139,256
Shan Xi Hua Yang Group New Energy Co. Ltd.	19,300	26,052
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	4,200	8,867
Shandong Gold Mining Co. Ltd.:
(A Shares)	17,740	50,917
(H Shares) (b)	53,000	76,304
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	3,700	13,781
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	9,460	32,167
Shandong Linglong Tyre Co. Ltd. (A Shares)	7,300	19,981
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	55,000	22,008
Shandong Sun Paper Industry JSC Ltd. (A Shares)	14,200	24,081
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	188,800	120,606
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	6,440	12,436
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	3,644	10,050
Shanghai Baosight Software Co. Ltd.	94,686	186,547
Shanghai Construction Group Co. Ltd. (A Shares)	49,098	15,907
Shanghai Electric Group Co. Ltd. (A Shares) (a)	51,500	28,594
Shanghai Electric Power Co. Ltd. (A Shares)	12,000	13,298
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	5,400	16,454
(H Shares)	46,000	78,104
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	617	21,689
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	2,560	9,698
Shanghai International Airport Co. Ltd. (A Shares) (a)	5,200	24,048
Shanghai International Port Group Co. Ltd. (A Shares)	34,200	26,339
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	3,300	11,656
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	3,886	15,180
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	10,480	14,372
Shanghai M&G Stationery, Inc. (A Shares)	3,400	14,535
Shanghai Moons' Electric Co. Ltd. (A Shares)	2,000	10,363
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	14,600	34,571
(H Shares)	54,600	77,178
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	126,400	120,551
Shanghai Putailai New Energy Technology Co. Ltd.	9,286	21,317
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	26,800	24,065
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	46,200	40,762
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	3,614	68,021
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	21,700	18,881
Shanghai Zhangjiang High Ltd. (A Shares)	6,800	15,096
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	8,100	19,092
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	13,900	45,971
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	18,700	13,982
Shanxi Securities Co. Ltd. (A Shares)	11,070	7,649
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	17,300	8,613
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	5,260	147,151
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	22,030	32,296
Shede Spirits Co. Ltd. (A Shares)	1,300	15,017
Shenergy Co. Ltd. (A Shares)	18,400	18,622
Shenghe Resources Holding Co. Ltd. (A Shares)	5,500	6,326
Shengyi Technology Co. Ltd.	10,900	21,855
Shennan Circuits Co. Ltd. (A Shares)	2,640	19,463
Shenwan Hongyuan Group Co. Ltd. (A Shares)	103,000	62,856
Shenzhen Capchem Technology Co. Ltd. (A Shares)	3,180	16,504
Shenzhen Dynanonic Co. Ltd. (A Shares)	1,120	6,486
Shenzhen Energy Group Co. Ltd. (A Shares)	23,640	20,457
Shenzhen Goodix Technology Co. Ltd. (A Shares) (a)	2,100	15,375
Shenzhen Inovance Technology Co. Ltd. (A Shares)	6,050	47,262
Shenzhen International Holdings Ltd.	1,479	1,217
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	6,000	9,974
Shenzhen Kangtai Biological Products Co. Ltd.	4,320	12,596
Shenzhen Kedali Industry Co. Ltd.	1,000	9,432
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	6,500	243,743
Shenzhen New Industries Biomedical Engineering Co. Ltd.	3,700	35,682
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (a)	27,100	11,170
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	4,600	16,648
Shenzhen SC New Energy Technology Corp. (A Shares)	1,300	10,259
Shenzhen Sed Industry Co. Ltd. (A Shares)	3,600	8,824
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	5,446	8,266
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	3,300	10,197
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	3,371	64,273
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,200	13,566
Shenzhou International Group Holdings Ltd.	63,800	568,165
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	8,440	23,187
Shuangliang Eco-Energy Systems Ltd. (A Shares)	7,300	6,998
Sichuan Changhong Electric Co. Ltd. (A Shares)	20,500	12,063
Sichuan Chuantou Energy Co. Ltd. (A Shares)	20,200	43,785
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	50,600	16,165
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	6,700	21,630
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	700	978
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	33,520	37,597
Sichuan Swellfun Co. Ltd. (A Shares)	1,900	12,668
Sieyuan Electric Co. Ltd. (A Shares)	3,200	22,602
Silergy Corp.	24,000	295,423
Sinolink Securities Co. Ltd. (A Shares)	14,700	17,184
Sinoma International Engineering Co. Ltd. (A Shares)	10,100	15,715
Sinoma Science & Technology Co. Ltd. (A Shares)	6,700	13,298
Sinomine Resource Group Co. Ltd. (A Shares)	4,056	17,661
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares) (a)	29,900	11,123
Sinopharm Group Co. Ltd. (H Shares)	99,600	261,897
Sinotruk Hong Kong Ltd.	52,500	119,238
SITC International Holdings Co. Ltd.	102,000	154,769
SKSHU Paint Co. Ltd. (A Shares)	2,156	10,833
Smoore International Holdings Ltd. (b)	134,000	81,030
Songcheng Performance Development Co. Ltd. (A Shares)	10,220	12,689
Soochow Securities Co. Ltd. (A Shares)	25,070	23,544
Southwest Securities Co. Ltd. (A Shares)	36,400	18,762
Spring Airlines Co. Ltd. (A Shares) (a)	3,700	27,011
StarPower Semiconductor Ltd. (A Shares)	700	12,423
Sungrow Power Supply Co. Ltd. (A Shares)	6,400	70,008
Sunny Optical Technology Group Co. Ltd.	52,700	323,915
Sunresin New Materials Co. Ltd. (A Shares)	1,950	12,005
Sunwoda Electronic Co. Ltd. (A Shares)	6,600	10,748
SUPCON Technology Co. Ltd. (A Shares)	2,853	14,052
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	6,700	11,667
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	1,528	21,883
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	2,000	23,851
TAL Education Group ADR (a)	33,506	356,504
Tangshan Jidong Cement Co. Ltd. A Shares	8,100	6,475
TBEA Co. Ltd. (A Shares)	20,150	39,484
TCL Technology Group Corp. (A Shares)	81,040	45,801
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	15,875	27,238
Tencent Holdings Ltd.	503,200	17,466,737
Tencent Music Entertainment Group ADR (a)	55,478	521,493
Thunder Software Technology Co. Ltd. (A Shares)	1,700	11,891
Tianfeng Securities Co. Ltd. (A Shares) (a)	39,200	16,170
Tianjin 712 Communication & Broadcasting Co. Ltd.	4,100	14,229
Tianma Microelectronics Co. Ltd. (A Shares) (a)	13,200	15,303
Tianqi Lithium Corp. (A Shares)	6,500	42,257
Tianshan Aluminum Group Co. Ltd.	21,500	15,705
Tianshui Huatian Technology Co. Ltd. (A Shares)	14,800	13,447
Tingyi (Cayman Islands) Holding Corp.	148,000	147,369
Titan Wind Energy Suzhou Co. Ltd. (A Shares) (a)	8,000	9,961
Tongcheng Travel Holdings Ltd. (a)	93,600	190,930
TongFu Microelectronics Co. Ltd. (A Shares)	5,500	14,103
Tongkun Group Co. Ltd. (A Shares) (a)	9,400	15,600
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	58,200	24,547
Tongwei Co. Ltd. (A Shares)	19,600	63,722
Topchoice Medical Corp. (a)	1,300	10,795
Topsports International Holdings Ltd. (b)	133,000	86,208
TravelSky Technology Ltd. (H Shares)	71,000	71,414
Trina Solar Co. Ltd. (A Shares)	10,581	34,170
Trip.com Group Ltd. (a)	41,700	1,517,856
Tsinghua Tongfang Co. Ltd. (A Shares) (a)	15,300	12,126
Tsingtao Brewery Co. Ltd.:
(A Shares)	500	4,861
(H Shares)	50,000	285,336
Uni-President China Holdings Ltd.	92,000	51,679
Unigroup Guoxin Microelectronics Co. Ltd. (a)	3,299	24,059
Unisplendour Corp. Ltd. (A Shares) (a)	13,320	28,846
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	7,000	12,441
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (a)	1,918	9,270
Vipshop Holdings Ltd. ADR (a)	25,877	411,186
Walvax Biotechnology Co. Ltd. (A Shares)	8,200	18,886
Wanda Film Holding Co. Ltd. (A Shares) (a)	7,300	11,255
Wanhua Chemical Group Co. Ltd. (A Shares)	13,800	134,698
Want Want China Holdings Ltd.	356,000	195,943
Weibo Corp. sponsored ADR	5,790	46,899
Weichai Power Co. Ltd.:
(A Shares)	13,100	26,965
(H Shares)	167,000	294,833
Weihai Guangwei Composites Co. Ltd. (A Shares)	3,520	11,536
Wens Foodstuffs Group Co. Ltd. (A Shares)	27,360	71,792
Western Mining Co. Ltd. (A Shares)	13,000	25,808
Western Securities Co. Ltd. (A Shares)	22,700	18,898
Western Superconducting Technologies Co. Ltd. (A Shares)	2,303	11,299
Wharf Holdings Ltd.	78,000	227,892
Will Semiconductor Ltd.	5,350	64,474
Wilmar International Ltd.	148,200	362,896
Wingtech Technology Co. Ltd. (A Shares) (a)	5,300	24,754
Wintime Energy Group Co. Ltd. (A Shares) (a)	78,900	14,419
Wuchan Zhongda Group Co. Ltd.	28,300	17,104
Wuhan Guide Infrared Co. Ltd. (A Shares)	17,590	13,231
Wuliangye Yibin Co. Ltd. (A Shares)	16,900	298,806
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	8,240	22,619
WuXi AppTec Co. Ltd.	7,860	59,742
WuXi AppTec Co. Ltd. (H Shares) (b)	32,164	222,543
Wuxi Autowell Technology Co. Ltd. (A Shares)	870	8,695
Wuxi Biologics (Cayman), Inc. (a)(b)	290,500	764,461
XCMG Construction Machinery Co. Ltd. (A Shares)	46,100	36,202
Xiamen C&D, Inc. (A Shares)	12,400	16,766
Xiamen Faratronic Co. Ltd. (A Shares)	900	10,806
Xiamen Tungsten Co. Ltd. (A Shares)	6,000	12,781
Xiaomi Corp. Class B (a)(b)	1,161,800	1,830,450
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	8,381	30,631
Xinyi Solar Holdings Ltd.	368,968	169,409
XPeng, Inc. Class A (a)	82,002	341,510
XTEP International Holdings Ltd.	102,500	50,477
Yadea Group Holdings Ltd. (b)	92,000	126,141
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	1,600	7,326
Yankuang Energy Group Co. Ltd.:
(A Shares)	18,150	57,927
(H Shares)	170,000	349,262
Yantai Jereh Oilfield Services (A Shares)	5,300	19,452
Yealink Network Technology Corp. Ltd.	6,030	20,505
Yifeng Pharmacy Chain Co. Ltd.	4,060	21,494
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	7,000	28,945
Yintai Gold Co. Ltd. (A Shares)	12,620	24,849
Yonghui Superstores Co. Ltd. (A Shares) (a)	32,700	11,182
YongXing Special Materials Technology Co. Ltd. (A Shares)	1,950	12,136
Yonyou Network Technology Co. Ltd. (A Shares)	16,720	26,080
Youngor Fashion Co. Ltd. (A Shares)	20,800	19,557
YTO Express Group Co. Ltd. (A Shares)	15,900	24,767
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	7,400	12,947
Yuexiu Property Co. Ltd.	120,240	75,295
Yum China Holdings, Inc.	31,505	1,089,758
Yunda Holding Co. Ltd. (A Shares)	10,180	8,861
Yunnan Aluminium Co. Ltd. (A Shares)	17,100	25,637
Yunnan Baiyao Group Co. Ltd. (A Shares)	8,400	54,549
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	1,700	13,386
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	22,900	14,894
Yunnan Energy New Material Co. Ltd.	4,400	26,076
Yunnan Tin Co. Ltd. (A Shares)	8,900	15,643
Yunnan Yuntianhua Co. Ltd. (Series A)	7,000	15,392
Yutong Bus Co. Ltd.	10,100	21,367
Zai Lab Ltd. (a)	70,140	149,031
Zangge Mining Co. Ltd. (Series A)	6,100	21,084
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	2,700	75,084
Zhaojin Mining Industry Co. Ltd. (H Shares)	94,000	87,624
Zhefu Holding Group Co. Ltd. (A Shares)	15,500	6,682
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	34,940	20,310
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	23,100	24,003
Zhejiang Chint Electric Co. Ltd. (A Shares)	10,200	26,547
Zhejiang Dahua Technology Co. Ltd. (A Shares)	13,200	28,569
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	1,600	11,526
Zhejiang Expressway Co. Ltd. (H Shares)	155,640	115,619
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	5,290	8,541
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	7,740	26,915
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	5,000	22,823
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	3,700	9,258
Zhejiang Juhua Co. Ltd. (A Shares)	11,400	25,395
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)	36,800	99,444
Zhejiang Longsheng Group Co. Ltd. (A Shares)	11,600	12,458
Zhejiang NHU Co. Ltd. (A Shares)	14,532	32,542
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,100	26,665
Zhejiang Supor Cookware Co. Ltd.	3,000	21,164
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	6,240	13,496
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	5,900	11,195
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	56,200	41,845
Zheshang Securities Co. Ltd.	16,700	22,496
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	50,900	79,519
Zhongji Innolight Co. Ltd. (A Shares)	3,300	47,143
Zhongjin Gold Co. Ltd. (A Shares)	18,400	24,207
Zhongsheng Group Holdings Ltd. Class H	61,000	102,970
Zhongtai Securities Co. Ltd. (A Shares)	26,300	23,981
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	4,183	19,460
(H Shares)	35,200	86,411
Zhuzhou Kibing Group Co. Ltd. (A Shares)	8,200	6,712
Zijin Mining Group Co. Ltd.:
(A Shares)	72,100	121,273
(H Shares)	442,000	655,868
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	25,800	25,916
ZTE Corp. (H Shares)	87,200	151,534
ZTO Express, Inc. sponsored ADR	33,224	543,545
TOTAL CHINA		131,455,597
Colombia - 0.0%
Bancolombia SA	16,885	142,053
Interconexion Electrica SA ESP	31,819	137,769
TOTAL COLOMBIA		279,822
Czech Republic - 0.0%
CEZ A/S	12,417	470,422
Komercni Banka A/S	5,551	182,398
MONETA Money Bank A/S (b)	25,912	111,645
TOTAL CZECH REPUBLIC		764,465
Denmark - 2.2%
A.P. Moller - Maersk A/S:
Series A	224	406,266
Series B	367	676,674
Carlsberg A/S Series B	7,413	953,812
Coloplast A/S Series B	10,321	1,193,472
Danske Bank A/S	51,889	1,396,611
Demant A/S (a)	7,537	342,891
DSV A/S	14,039	2,511,715
Genmab A/S (a)	5,000	1,382,611
Novo Nordisk A/S Series B	246,095	28,129,757
Novozymes A/S Series B	27,726	1,424,176
ORSTED A/S (b)	14,293	805,621
Pandora A/S	6,381	933,437
Rockwool International A/S Series B	689	188,793
Tryg A/S	26,301	562,622
Vestas Wind Systems A/S (a)	76,279	2,150,688
TOTAL DENMARK		43,059,146
Egypt - 0.0%
Commercial International Bank SAE	165,928	473,083
Commercial International Bank SAE GDR	49,558	58,478
Eastern Co. SAE	75,096	80,807
EFG-Hermes Holding SAE	61,361	35,943
TOTAL EGYPT		648,311
Finland - 0.7%
Elisa Corp. (A Shares)	10,560	482,165
Fortum Corp.	33,205	455,376
Kesko Oyj	20,396	398,519
Kone OYJ (B Shares)	25,728	1,277,327
Metso Corp.	49,118	493,130
Neste OYJ	32,046	1,109,959
Nokia Corp.	409,085	1,468,650
Nordea Bank Abp (Helsinki Stock Exchange)	240,746	2,973,271
Orion Oyj (B Shares)	8,085	373,264
Sampo Oyj (A Shares)	34,102	1,429,384
Stora Enso Oyj (R Shares)	44,503	568,235
UPM-Kymmene Corp.	40,494	1,473,462
Wartsila Corp.	36,111	534,645
TOTAL FINLAND		13,037,387
France - 6.4%
Accor SA	15,355	609,005
Adevinta ASA Class B (a)	26,393	283,573
Aeroports de Paris SA	2,732	367,288
Air Liquide SA	39,469	7,385,968
Airbus Group NV	44,672	7,115,619
Alstom SA	21,488	270,973
Amundi SA (b)	4,736	321,934
Arkema SA	4,439	485,959
AXA SA	135,355	4,543,235
bioMerieux SA	3,040	328,533
BNP Paribas SA	79,131	5,316,350
Bollore SA	54,894	363,359
Bouygues SA	14,135	519,068
Bureau Veritas SA	22,430	598,730
Capgemini SA	11,833	2,649,658
Carrefour SA	43,925	749,901
Compagnie de St.-Gobain	34,434	2,434,709
Compagnie Generale des Etablissements Michelin SCA Series B	51,249	1,701,604
Covivio	3,698	180,479
Credit Agricole SA	79,822	1,143,438
Danone SA	48,520	3,232,579
Dassault Aviation SA	1,500	284,494
Dassault Systemes SA	50,435	2,614,464
Edenred SA	18,915	1,132,865
Eiffage SA	5,668	594,655
Engie SA	136,856	2,185,929
EssilorLuxottica SA	22,193	4,372,279
Eurazeo SA	3,274	279,696
Gecina SA	3,400	377,359
Getlink SE	26,381	456,159
Hermes International SCA	2,386	5,048,286
Ipsen SA	2,797	323,431
Kering SA	5,632	2,313,477
Klepierre SA	15,899	413,916
L'Oreal SA	18,157	8,689,111
La Francaise des Jeux SAEM (b)	7,892	321,027
Legrand SA	20,170	1,954,789
LVMH Moet Hennessy Louis Vuitton SE	20,818	17,321,803
Orange SA	141,267	1,679,938
Pernod Ricard SA	15,458	2,547,583
Publicis Groupe SA	17,321	1,742,721
Remy Cointreau SA	1,680	170,224
Renault SA	14,739	558,610
Safran SA	25,790	4,815,220
Sartorius Stedim Biotech	2,092	567,919
SEB SA	1,877	230,232
Societe Generale Series A	55,865	1,436,012
Sodexo SA	6,709	758,394
Teleperformance	4,518	711,151
Thales SA	7,961	1,164,477
TotalEnergies SE	172,731	11,206,022
Unibail-Rodamco-Westfield NV (a)	9,144	661,891
Valeo SA	44	574
Veolia Environnement SA	51,467	1,676,992
VINCI SA	38,147	4,818,818
Vivendi SA	51,339	580,065
Wendel SA	5	456
Worldline SA (a)(b)	17,668	238,845
TOTAL FRANCE		124,851,846
Germany - 4.9%
adidas AG	12,266	2,334,623
Allianz SE	30,340	8,106,121
BASF AG	67,424	3,223,136
Bayer AG	74,216	2,309,351
Bayerische Motoren Werke AG (BMW)	23,881	2,484,891
Bechtle AG	6,015	314,230
Beiersdorf AG	7,660	1,124,588
Brenntag SE	10,566	939,300
Carl Zeiss Meditec AG	3,009	320,500
Commerzbank AG	79,852	921,642
Continental AG	8,364	683,261
Covestro AG (a)(b)	14,708	780,123
Daimler Truck Holding AG	40,367	1,450,955
Deutsche Bank AG	146,194	1,901,274
Deutsche Borse AG	14,318	2,851,282
Deutsche Lufthansa AG (a)	44,367	371,497
Deutsche Telekom AG	244,043	5,990,725
DHL Group	74,775	3,597,632
E.ON SE	168,592	2,288,399
Evonik Industries AG	17,442	323,176
Fresenius Medical Care AG & Co. KGaA	15,595	602,741
Fresenius SE & Co. KGaA	32,058	904,930
GEA Group AG	12,127	487,530
Hannover Reuck SE	4,566	1,096,441
HeidelbergCement AG	10,627	986,297
HelloFresh AG (a)	11,218	149,965
Henkel AG & Co. KGaA	7,728	528,523
Infineon Technologies AG	98,658	3,596,766
Knorr-Bremse AG	5,352	332,806
LEG Immobilien AG (a)	5,678	475,311
Mercedes-Benz Group AG (Germany)	60,500	4,084,524
Merck KGaA	9,780	1,604,659
MTU Aero Engines AG	4,080	942,258
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,282	4,380,255
Nemetschek SE	4,276	397,505
Puma AG	7,795	313,700
Rational AG	384	296,302
Rheinmetall AG	3,308	1,161,146
RWE AG	47,836	1,774,736
SAP SE	78,728	13,639,354
Scout24 AG (b)	5,784	427,678
Siemens AG	57,327	10,262,902
Siemens Energy AG (a)	39,601	597,657
Siemens Healthineers AG (b)	21,259	1,191,463
Symrise AG	10,094	1,046,570
Talanx AG	4,742	333,360
Volkswagen AG	2,256	318,505
Vonovia SE	55,476	1,728,208
Wacker Chemie AG	1,322	144,940
Zalando SE (a)(b)	16,563	330,707
TOTAL GERMANY		96,454,445
Greece - 0.1%
Alpha Bank SA (a)	167,653	298,951
Eurobank Ergasias Services and Holdings SA (a)	192,620	371,990
Ff Group (a)(d)	256	0
Hellenic Telecommunications Organization SA	14,426	200,334
Jumbo SA	8,707	244,651
Motor Oil (HELLAS) Corinth Refineries SA	4,805	131,273
Mytilineos SA	7,486	307,425
National Bank of Greece SA (a)	57,588	437,515
OPAP SA	13,406	232,096
Piraeus Financial Holdings SA (a)	50,324	203,944
Public Power Corp. of Greece (a)	15,147	200,361
TOTAL GREECE		2,628,540
Hong Kong - 1.2%
AIA Group Ltd.	866,200	6,793,104
CK Asset Holdings Ltd.	150,745	680,213
CK Infrastructure Holdings Ltd.	46,500	276,156
CLP Holdings Ltd.	124,500	990,203
Futu Holdings Ltd. ADR (a)	4,051	189,263
Hang Lung Properties Ltd.	129,000	149,764
Hang Seng Bank Ltd.	59,300	617,323
Henderson Land Development Co. Ltd.	106,010	276,222
HKT Trust/HKT Ltd. unit	282,000	338,756
Hong Kong & China Gas Co. Ltd.	863,865	614,750
Hong Kong Exchanges and Clearing Ltd.	91,149	2,763,529
Hongkong Land Holdings Ltd.	82,309	256,928
Jardine Matheson Holdings Ltd.	12,335	495,301
Kingboard Laminates Holdings Ltd.	66,500	39,968
Link (REIT)	196,160	983,877
MTR Corp. Ltd.	114,891	373,776
New World Development Co. Ltd.	110,267	135,149
Nine Dragons Paper (Holdings) Ltd.	117,000	43,347
Orient Overseas International Ltd.	10,000	149,282
Power Assets Holdings Ltd.	106,000	620,650
Prudential PLC	208,158	2,138,317
Sino Biopharmaceutical Ltd.	764,250	275,769
Sino Land Ltd.	284,688	297,375
Sun Hung Kai Properties Ltd.	110,000	1,026,673
Swire Pacific Ltd. (A Shares)	32,000	247,585
Swire Properties Ltd.	87,800	164,078
Techtronic Industries Co. Ltd.	104,000	1,104,595
Vinda International Holdings Ltd.	23,000	67,959
WH Group Ltd. (b)	619,766	365,659
Wharf Real Estate Investment Co. Ltd.	124,000	363,299
Xinyi Glass Holdings Ltd.	126,615	104,967
TOTAL HONG KONG		22,943,837
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	33,072	271,043
OTP Bank PLC	18,047	836,096
Richter Gedeon PLC	10,391	280,501
TOTAL HUNGARY		1,387,640
India - 4.7%
ABB India Ltd.	3,957	222,765
Adani Enterprises Ltd.	12,990	491,415
Adani Green Energy Ltd. (a)	23,489	475,597
Adani Ports & Special Economic Zone Ltd.	40,109	582,839
Adani Power Ltd. (a)	57,266	388,588
Ambuja Cements Ltd.	44,101	296,686
APL Apollo Tubes Ltd.	12,075	218,748
Apollo Hospitals Enterprise Ltd.	7,786	595,092
Ashok Leyland Ltd.	106,766	225,926
Asian Paints Ltd.	29,063	1,031,917
Astral Ltd.	9,030	198,858
AU Small Finance Bank Ltd. (b)	11,896	91,238
Aurobindo Pharma Ltd.	19,577	271,054
Avenue Supermarts Ltd. (a)(b)	12,455	568,850
Axis Bank Ltd.	172,587	2,218,048
Bajaj Auto Ltd.	5,045	466,174
Bajaj Finance Ltd.	20,612	1,705,351
Bajaj Finserv Ltd.	29,071	569,345
Bajaj Holdings & Investment Ltd.	1,925	193,792
Balkrishna Industries Ltd.	5,597	165,340
Bandhan Bank Ltd. (b)	54,946	151,306
Bank of Baroda	74,721	222,398
Berger Paints India Ltd.	21,753	147,978
Bharat Electronics Ltd.	280,070	627,021
Bharat Forge Ltd.	18,701	277,851
Bharat Petroleum Corp. Ltd.	55,816	338,158
Bharti Airtel Ltd.	170,415	2,402,928
Britannia Industries Ltd.	8,353	522,222
Cg Power & Industrial Soluti	44,465	250,744
Cholamandalam Investment and Finance Co. Ltd.	31,126	443,237
Cipla Ltd./India	40,174	653,116
Coal India Ltd.	117,456	574,859
Colgate-Palmolive Ltd.	10,166	314,705
Container Corp. of India Ltd.	19,951	212,868
Cummins India Ltd.	10,285	284,042
Dabur India Ltd.	46,554	302,263
Divi's Laboratories Ltd.	8,823	389,854
DLF Ltd.	47,209	455,534
Dr. Reddy's Laboratories Ltd.	8,348	613,121
Eicher Motors Ltd.	10,112	467,894
GAIL India Ltd.	176,677	367,469
Godrej Consumer Products Ltd.	30,238	423,847
Godrej Properties Ltd. (a)	9,246	264,055
Grasim Industries Ltd.	19,499	510,512
Havells India Ltd.	18,889	294,185
HCL Technologies Ltd.	71,924	1,363,501
HDFC Asset Management Co. Ltd. (b)	6,223	268,319
HDFC Bank Ltd.	211,434	3,716,646
HDFC Standard Life Insurance Co. Ltd. (b)	74,487	516,998
Hero Motocorp Ltd.	8,127	452,245
Hindalco Industries Ltd.	94,263	656,218
Hindustan Aeronautics Ltd.	15,304	553,572
Hindustan Petroleum Corp. Ltd.	40,998	228,701
Hindustan Unilever Ltd.	62,312	1,862,429
ICICI Bank Ltd.	391,074	4,841,417
ICICI Lombard General Insurance Co. Ltd. (b)	17,844	320,960
ICICI Prudential Life Insurance Co. Ltd. (b)	27,077	163,964
IDFC Bank Ltd. (a)	274,085	278,101
Indian Oil Corp. Ltd.	208,471	369,016
Indian Railway Catering & Tourism Corp. Ltd.	17,975	211,338
Indraprastha Gas Ltd.	22,791	118,183
IndusInd Bank Ltd.	21,358	394,123
Info Edge India Ltd.	5,259	318,280
Infosys Ltd.	250,803	4,997,895
InterGlobe Aviation Ltd. (a)(b)	10,019	357,144
ITC Ltd.	226,015	1,200,996
Jindal Steel & Power Ltd.	25,829	235,469
Jio Financial Services Ltd.	241,669	721,242
JSW Steel Ltd.	45,225	445,108
Jubilant Foodworks Ltd.	29,624	185,274
Kotak Mahindra Bank Ltd.	82,719	1,817,282
Larsen & Toubro Ltd.	50,841	2,127,554
Ltimindtree Ltd. (b)	6,891	451,157
Lupin Ltd.	15,356	277,964
Macrotech Developers Ltd. (b)	17,495	225,651
Mahindra & Mahindra Ltd.	70,840	1,408,051
Marico Ltd.	38,766	246,468
Maruti Suzuki India Ltd.	10,299	1,262,638
Max Healthcare Institute Ltd.	59,378	558,160
Mphasis BFL Ltd.	5,451	170,261
MRF Ltd.	149	255,385
Muthoot Finance Ltd.	8,698	146,097
Nestle India Ltd.	25,791	777,638
NTPC Ltd.	331,144	1,267,289
Oil & Natural Gas Corp. Ltd.	239,761	728,012
One97 Communications Ltd. (a)	16,133	147,444
Page Industries Ltd.	446	200,258
Persistent Systems Ltd.	3,883	389,537
Petronet LNG Ltd.	54,837	177,691
PI Industries Ltd.	6,123	248,714
Pidilite Industries Ltd.	11,353	345,880
Polycab India Ltd.	3,271	170,903
Power Finance Corp. Ltd.	112,495	600,421
Power Grid Corp. of India Ltd.	352,370	1,100,099
REC Ltd.	99,764	599,040
Reliance Industries Ltd.	229,537	7,882,691
Samvardhana Motherson International Ltd.	174,750	238,137
SBI Cards & Payment Services Ltd.	21,045	181,339
SBI Life Insurance Co. Ltd. (b)	34,557	584,063
Shree Cement Ltd.	675	231,891
Shriram Transport Finance Co. Ltd.	21,729	645,598
Siemens Ltd.	6,559	326,862
Sona Blw Precision Forgings Ltd. (b)	30,619	227,802
SRF Ltd.	12,065	337,316
State Bank of India	134,870	1,041,337
Sun Pharmaceutical Industries Ltd.	72,829	1,243,666
Supreme Industries Ltd.	4,608	229,160
Suzlon Energy Ltd. (a)	657,769	363,555
Tata Communications Ltd.	8,278	173,089
Tata Consultancy Services Ltd.	69,037	3,169,579
Tata Consumer Products Ltd.	42,749	575,436
Tata Elxsi Ltd.	2,498	228,553
Tata Motors Ltd.	124,729	1,326,898
Tata Motors Ltd. Class A	35,890	252,286
Tata Power Co. Ltd./The	105,992	496,811
Tata Steel Ltd.	563,454	922,259
Tech Mahindra Ltd.	41,380	662,645
The Indian Hotels Co. Ltd.	63,463	376,162
Titan Co. Ltd.	26,905	1,196,698
Torrent Pharmaceuticals Ltd.	7,536	229,557
Trent Ltd.	13,438	499,444
Tube Investments of India Ltd.	8,094	380,295
Tvs Motor Co. Ltd.	17,566	423,074
Ultratech Cement Ltd.	8,787	1,073,940
United Spirits Ltd.	21,827	286,079
UPL Ltd.	33,913	219,357
Varun Beverages Ltd.	34,483	531,722
Vedanta Ltd.	67,680	223,359
Wipro Ltd.	100,668	575,518
Yes Bank Ltd. (a)	957,350	277,915
Zomato Ltd. (a)	392,485	659,145
TOTAL INDIA		91,259,761
Indonesia - 0.5%
Amman Mineral Internasional PT	471,700	225,023
Indofood Sukses Makmur Tbk PT	334,900	135,319
PT Adaro Energy Indonesia Tbk	1,086,000	164,667
PT Aneka Tambang Tbk	608,300	59,682
PT Astra International Tbk	1,574,500	510,202
PT Bank Central Asia Tbk	4,194,000	2,537,481
PT Bank Mandiri (Persero) Tbk	2,838,800	1,195,180
PT Bank Negara Indonesia (Persero) Tbk	1,106,700	402,635
PT Bank Rakyat Indonesia (Persero) Tbk	5,170,510	1,862,602
PT Barito Pacific Tbk	2,128,795	142,802
PT Charoen Pokphand Indonesia Tbk	558,200	158,429
PT GoTo Gojek Tokopedia Tbk (a)	62,715,900	347,904
PT Indah Kiat Pulp & Paper Tbk	179,200	88,769
PT Indofood CBP Sukses Makmur Tbk	175,600	130,842
PT Kalbe Farma Tbk	1,528,300	146,264
PT Merdeka Copper Gold Tbk (a)	702,761	120,106
PT Sarana Menara Nusantara Tbk	1,511,400	85,016
PT Semen Indonesia (Persero) Tbk	250,582	98,413
PT Sumber Alfaria Trijaya Tbk	1,404,400	235,707
PT Telkom Indonesia Persero Tbk	3,809,700	955,575
PT Unilever Indonesia Tbk	546,900	107,370
PT United Tractors Tbk	107,100	155,574
PT Vale Indonesia Tbk	4,500	1,104
TOTAL INDONESIA		9,866,666
Ireland - 0.3%
AerCap Holdings NV (a)	15,200	1,163,712
AIB Group PLC	119,084	524,557
Bank of Ireland Group PLC	79,981	735,504
Kerry Group PLC Class A	12,070	1,078,482
Kingspan Group PLC (Ireland)	11,683	954,007
Smurfit Kappa Group PLC	19,867	741,798
TOTAL IRELAND		5,198,060
Israel - 0.4%
Azrieli Group	3,147	212,920
Bank Hapoalim BM (Reg.)	96,365	823,702
Bank Leumi le-Israel BM	115,728	883,882
Check Point Software Technologies Ltd. (a)	7,074	1,124,271
Elbit Systems Ltd. (Israel)	1,967	406,045
Global-e Online Ltd. (a)	6,625	250,226
Icl Group Ltd.	57,631	264,792
Israel Discount Bank Ltd. (Class A)	94,786	462,009
Mizrahi Tefahot Bank Ltd.	11,819	441,623
NICE Ltd. (a)	4,592	946,787
NICE Ltd. sponsored ADR (a)	209	43,493
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	84,796	1,026,032
Wix.com Ltd. (a)	4,027	510,946
TOTAL ISRAEL		7,396,728
Italy - 1.4%
Amplifon SpA	9,111	299,031
Assicurazioni Generali SpA	75,581	1,689,967
Banco BPM SpA	92,536	501,018
Coca-Cola HBC AG	16,345	482,222
Davide Campari Milano NV	46,435	472,215
DiaSorin SpA	1,680	155,304
Enel SpA	609,191	4,156,740
Eni SpA	177,332	2,826,910
Ferrari NV (Italy)	9,494	3,321,216
FinecoBank SpA	46,575	675,980
Infrastrutture Wireless Italiane SpA (b)	26,044	316,499
Intesa Sanpaolo SpA	1,169,030	3,602,127
Leonardo SpA	30,740	538,342
Mediobanca SpA	40,810	542,471
Moncler SpA	15,663	969,917
Nexi SpA (a)(b)	44,977	347,246
Poste Italiane SpA (b)	39,227	426,682
Prysmian SpA	20,038	887,641
Recordati SpA	8,053	446,458
Snam SpA	150,530	735,180
Telecom Italia SpA (a)	720,399	217,133
Terna - Rete Elettrica Nazionale	105,324	891,012
UniCredit SpA	121,052	3,545,861
TOTAL ITALY		28,047,172
Japan - 14.4%
Advantest Corp.	57,900	2,304,296
AEON Co. Ltd. (c)	49,300	1,178,131
AGC, Inc.	14,700	552,841
Aisin Seiki Co. Ltd.	11,300	421,887
Ajinomoto Co., Inc.	33,500	1,375,676
Ana Holdings, Inc. (a)	11,700	258,549
Asahi Group Holdings	36,400	1,352,914
ASAHI INTECC Co. Ltd.	16,200	307,815
Asahi Kasei Corp.	95,600	724,987
Astellas Pharma, Inc.	137,100	1,596,184
Azbil Corp.	8,500	274,675
Bandai Namco Holdings, Inc.	45,900	993,852
BayCurrent Consulting, Inc.	9,900	230,165
Bridgestone Corp.	43,000	1,863,306
Brother Industries Ltd.	17,300	289,820
Canon, Inc.	75,400	2,077,055
Capcom Co. Ltd.	12,800	488,176
Central Japan Railway Co.	54,500	1,362,099
Chiba Bank Ltd.	38,600	286,036
Chubu Electric Power Co., Inc.	49,000	635,662
Chugai Pharmaceutical Co. Ltd.	50,600	1,820,093
Concordia Financial Group Ltd.	78,600	374,564
CyberAgent, Inc.	100	645
Dai Nippon Printing Co. Ltd.	15,100	436,993
Dai-ichi Mutual Life Insurance Co.	71,100	1,559,419
Daifuku Co. Ltd.	23,300	459,476
Daiichi Sankyo Kabushiki Kaisha	139,600	4,179,490
Daikin Industries Ltd.	19,900	3,188,624
Daito Trust Construction Co. Ltd.	4,600	523,253
Daiwa House Industry Co. Ltd.	44,800	1,385,303
Daiwa House REIT Investment Corp.	173	305,674
Daiwa Securities Group, Inc.	101,300	726,003
DENSO Corp.	142,900	2,244,681
Dentsu Group, Inc.	14,900	395,465
Disco Corp.	6,900	1,861,891
East Japan Railway Co.	22,900	1,309,712
Eisai Co. Ltd.	19,200	904,102
ENEOS Holdings, Inc.	218,900	884,040
FANUC Corp.	72,000	1,991,691
Fast Retailing Co. Ltd.	13,200	3,524,096
Fuji Electric Co. Ltd.	9,400	470,752
FUJIFILM Holdings Corp.	28,200	1,787,455
Fujitsu Ltd.	13,300	1,840,911
GLP J-REIT	349	311,599
Hakuhodo DY Holdings, Inc.	100	768
Hamamatsu Photonics K.K.	10,400	410,851
Hankyu Hanshin Holdings, Inc.	17,600	538,481
Hikari Tsushin, Inc.	1,500	261,375
Hirose Electric Co. Ltd.	2,310	268,775
Hitachi Construction Machinery Co. Ltd.	7,800	221,305
Hitachi Ltd.	69,900	5,490,669
Honda Motor Co. Ltd.	348,500	3,895,555
Hoshizaki Corp.	8,000	291,051
Hoya Corp.	26,700	3,391,679
Hulic Co. Ltd.	29,300	323,541
Ibiden Co. Ltd.	8,600	432,751
Idemitsu Kosan Co. Ltd.	71,330	396,094
Iida Group Holdings Co. Ltd.	11,500	173,615
INPEX Corp.	73,500	999,046
Isuzu Motors Ltd.	44,600	608,565
Itochu Corp.	89,500	4,061,879
Japan Airlines Co. Ltd.	10,600	203,687
Japan Exchange Group, Inc.	38,100	843,218
Japan Post Bank Co. Ltd.	109,100	1,134,624
Japan Post Holdings Co. Ltd.	156,300	1,496,210
Japan Post Insurance Co. Ltd.	14,300	267,723
Japan Real Estate Investment Corp.	95	364,187
Japan Retail Fund Investment Corp.	519	352,320
Japan Tobacco, Inc.	90,200	2,377,436
JFE Holdings, Inc.	43,700	689,972
JSR Corp.	13,100	357,298
Kajima Corp.	32,200	574,669
Kansai Electric Power Co., Inc.	53,400	728,490
Kao Corp.	35,300	1,396,735
Kawasaki Kisen Kaisha Ltd.	10,500	511,600
KDDI Corp.	112,800	3,737,634
KDX Realty Investment Corp.	308	334,101
Keisei Electric Railway Co.	9,800	443,449
Keyence Corp.	14,700	6,576,749
Kikkoman Corp.	10,400	639,894
Kintetsu Group Holdings Co. Ltd.	13,400	413,490
Kirin Holdings Co. Ltd.	58,700	843,752
Kobe Bussan Co. Ltd.	11,200	286,190
Koei Tecmo Holdings Co. Ltd.	8,280	103,137
Koito Manufacturing Co. Ltd.	14,100	215,861
Komatsu Ltd.	70,000	1,991,497
Konami Group Corp.	7,700	473,536
Kose Corp.	2,500	163,557
Kubota Corp.	76,100	1,151,962
Kurita Water Industries Ltd.	100	3,652
Kyocera Corp.	97,400	1,425,944
Kyowa Hakko Kirin Co., Ltd.	20,200	318,190
Lasertec Corp.	5,700	1,484,447
LIXIL Group Corp.	200	2,673
LY Corp.	201,500	626,873
M3, Inc.	32,730	516,479
Makita Corp.	16,600	446,789
Marubeni Corp.	108,000	1,842,121
MatsukiyoCocokara & Co.	26,300	478,049
Mazda Motor Corp.	42,000	509,185
McDonald's Holdings Co. (Japan) Ltd.	6,400	284,957
Meiji Holdings Co. Ltd.	17,400	420,812
Minebea Mitsumi, Inc.	27,700	572,565
Misumi Group, Inc.	20,900	358,328
Mitsubishi Chemical Holdings Corp.	98,200	592,121
Mitsubishi Corp.	259,700	4,475,916
Mitsubishi Electric Corp.	146,000	2,166,684
Mitsubishi Estate Co. Ltd.	85,100	1,179,139
Mitsubishi Heavy Industries Ltd.	24,200	1,614,225
Mitsubishi UFJ Financial Group, Inc.	860,900	8,063,663
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,600	422,591
Mitsui & Co. Ltd.	97,500	3,954,333
Mitsui Chemicals, Inc.	12,700	373,764
Mitsui Fudosan Co. Ltd.	67,200	1,686,974
Mitsui OSK Lines Ltd.	26,300	944,709
Mizuho Financial Group, Inc.	182,010	3,305,587
MonotaRO Co. Ltd.	18,600	175,179
MS&AD Insurance Group Holdings, Inc.	32,400	1,337,950
Murata Manufacturing Co. Ltd.	130,200	2,629,015
NEC Corp.	18,600	1,215,412
Nexon Co. Ltd.	26,100	416,531
NGK Insulators Ltd.	100	1,249
Nidec Corp.	31,600	1,178,579
Nintendo Co. Ltd.	78,300	4,374,693
Nippon Building Fund, Inc.	118	477,441
Nippon Express Holdings, Inc.	5,400	321,415
Nippon Paint Holdings Co. Ltd.	71,900	566,308
Nippon Prologis REIT, Inc.	168	298,906
Nippon Sanso Holdings Corp.	12,900	326,877
Nippon Steel & Sumitomo Metal Corp.	64,800	1,559,391
Nippon Telegraph & Telephone Corp.	2,241,700	2,815,026
Nippon Yusen KK	36,800	1,268,160
Nissan Chemical Corp.	9,400	374,899
Nissan Motor Co. Ltd.	176,600	693,301
Nissin Food Holdings Co. Ltd.	15,300	494,976
Nitori Holdings Co. Ltd.	6,100	798,379
Nitto Denko Corp.	11,040	915,855
Nomura Holdings, Inc.	227,100	1,223,195
Nomura Real Estate Holdings, Inc.	8,200	224,399
Nomura Real Estate Master Fund, Inc.	315	344,694
Nomura Research Institute Ltd.	29,400	899,156
NTT Data Corp.	48,000	691,374
Obayashi Corp.	48,000	444,314
OBIC Co. Ltd.	5,200	798,770
Odakyu Electric Railway Co. Ltd.	23,100	352,980
Oji Holdings Corp.	62,500	244,365
Olympus Corp.	91,000	1,347,133
OMRON Corp.	13,400	602,535
Ono Pharmaceutical Co. Ltd.	29,900	538,922
Open House Group Co. Ltd.	5,700	178,251
Oracle Corp. Japan	2,800	220,666
Oriental Land Co. Ltd.	82,200	3,052,916
ORIX Corp.	88,500	1,708,870
Osaka Gas Co. Ltd.	28,400	598,015
Otsuka Corp.	8,400	353,453
Otsuka Holdings Co. Ltd.	31,700	1,246,074
Pan Pacific International Holdings Ltd.	28,990	626,662
Panasonic Holdings Corp.	167,000	1,572,936
Persol Holdings Co. Ltd.	700	1,113
Rakuten Group, Inc.	114,600	503,410
Recruit Holdings Co. Ltd.	108,700	4,293,511
Renesas Electronics Corp. (a)	111,000	1,821,242
Resona Holdings, Inc.	161,400	890,970
Ricoh Co. Ltd.	40,800	320,688
ROHM Co. Ltd.	24,600	424,577
SBI Holdings, Inc. Japan	18,200	447,095
SCSK Corp.	11,600	227,762
Secom Co. Ltd.	15,900	1,154,028
Seiko Epson Corp.	21,500	313,844
Sekisui Chemical Co. Ltd.	28,500	406,910
Sekisui House Ltd.	45,400	1,024,869
Seven & i Holdings Co. Ltd.	56,900	2,247,256
SG Holdings Co. Ltd.	23,700	306,918
Sharp Corp. (a)	18,600	125,072
Shimadzu Corp.	17,600	486,675
SHIMANO, Inc.	5,800	832,737
SHIMIZU Corp.	37,800	253,038
Shin-Etsu Chemical Co. Ltd.	137,400	5,408,365
Shionogi & Co. Ltd.	19,900	955,129
Shiseido Co. Ltd.	30,500	850,239
Shizuoka Financial Group	34,200	312,588
SMC Corp.	4,300	2,393,571
SoftBank Corp.	216,200	2,872,400
SoftBank Group Corp.	77,700	3,354,359
Sompo Holdings, Inc.	22,300	1,156,287
Sony Group Corp.	95,100	9,326,305
Square Enix Holdings Co. Ltd.	6,200	242,273
Subaru Corp.	46,800	933,628
Sumco Corp.	26,100	395,687
Sumitomo Chemical Co. Ltd.	103,500	243,699
Sumitomo Corp.	78,300	1,800,732
Sumitomo Electric Industries Ltd.	54,200	720,405
Sumitomo Metal Mining Co. Ltd.	18,900	522,371
Sumitomo Mitsui Financial Group, Inc.	95,800	4,982,882
Sumitomo Mitsui Trust Holdings, Inc.	49,700	1,018,516
Sumitomo Realty & Development Co. Ltd.	21,700	682,447
Suntory Beverage & Food Ltd.	10,300	336,035
Suzuki Motor Corp.	27,900	1,253,231
Sysmex Corp.	12,700	687,988
T&D Holdings, Inc.	38,100	630,889
Taisei Corp.	12,600	459,378
Takeda Pharmaceutical Co. Ltd.	119,277	3,505,608
TDK Corp.	29,476	1,466,574
Terumo Corp.	50,800	1,719,679
TIS, Inc.	16,400	364,766
Tobu Railway Co. Ltd.	14,100	373,414
Toho Co. Ltd.	8,300	270,370
Tokio Marine Holdings, Inc.	135,900	3,583,334
Tokyo Electric Power Co., Inc. (a)	115,700	616,005
Tokyo Electron Ltd.	35,600	6,606,379
Tokyo Gas Co. Ltd.	28,000	643,213
Tokyu Corp.	37,000	434,168
Toppan Holdings, Inc.	18,700	515,455
Toray Industries, Inc.	107,300	536,117
Tosoh Corp.	19,500	251,446
Toto Ltd.	9,700	262,533
Toyota Industries Corp.	11,100	938,828
Toyota Motor Corp.	799,400	15,962,276
Toyota Tsusho Corp.	16,000	1,048,503
Trend Micro, Inc.	9,900	566,373
Unicharm Corp.	30,400	1,046,015
USS Co. Ltd.	15,300	289,345
Welcia Holdings Co. Ltd.	100	1,687
West Japan Railway Co.	16,800	699,712
Yakult Honsha Co. Ltd.	18,900	412,806
Yamaha Corp.	9,900	217,707
Yamaha Motor Co. Ltd.	68,400	646,500
Yamato Holdings Co. Ltd.	19,700	340,543
Yaskawa Electric Corp.	18,300	689,660
Yokogawa Electric Corp.	17,100	336,027
Zensho Holdings Co. Ltd.	6,900	337,884
ZOZO, Inc.	10,300	225,534
TOTAL JAPAN		281,608,608
Jordan - 0.0%
Hikma Pharmaceuticals PLC	12,252	299,903
Korea (South) - 3.0%
AMOREPACIFIC Corp.	1,618	142,725
BGF Retail Co. Ltd.	13	1,376
Celltrion Pharm, Inc. (a)	1,338	101,929
Celltrion, Inc.	11,651	1,563,473
CJ CheilJedang Corp.	600	131,024
Cosmo AM&T Co. Ltd. (a)	1,754	173,395
Coway Co. Ltd.	4,126	171,147
Db Insurance Co. Ltd.	3,440	226,925
Delivery Hero AG (a)(b)	12,981	294,530
Doosan Bobcat, Inc.	3,957	150,700
Doosan Heavy Industries & Construction Co. Ltd. (a)	33,539	387,445
Ecopro BM Co. Ltd.	3,696	586,680
Ecopro Co. Ltd.	1,512	563,992
F&F Co. Ltd.	1,086	57,674
GS Holdings Corp.	3,425	118,778
Hana Financial Group, Inc.	22,571	807,091
Hankook Tire Co. Ltd.	5,528	211,582
Hanmi Pharm Co. Ltd.	512	124,221
Hanmi Semiconductor Co. Ltd.	3,311	144,394
Hanon Systems	13,272	61,945
Hanwha Aerospace Co. Ltd.	2,628	271,406
Hanwha Ocean Co. Ltd. (a)	4,204	69,088
Hanwha Solutions Corp. (a)	8,116	201,625
HD Hyundai Co. Ltd.	3,284	175,038
HD Hyundai Heavy Industries Co. Ltd. (a)	1,652	140,761
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	3,133	265,827
HLB, Inc.	8,664	437,005
HMM Co. Ltd.	18,256	262,385
Hotel Shilla Co.	2,242	97,658
HYBE Co. Ltd. (a)	1,560	235,209
Hyundai Engineering & Construction Co. Ltd.	5,680	147,005
Hyundai Glovis Co. Ltd.	1,360	178,084
Hyundai Mipo Dockyard Co. Ltd. (a)	1,830	92,247
Hyundai Mobis	4,740	743,020
Hyundai Motor Co. Ltd.	9,950	1,447,246
Hyundai Steel Co.	6,312	158,064
Industrial Bank of Korea	20,229	189,799
JYP Entertainment Corp.	2,066	116,275
Kakao Corp.	23,721	927,639
Kakao Games Corp. (a)	69	1,261
Kakao Pay Corp. (a)	1,934	68,256
KakaoBank Corp.	12,538	254,840
Kangwon Land, Inc.	7,221	81,018
KB Financial Group, Inc.	29,255	1,241,530
Kia Corp.	19,840	1,523,949
Korea Aerospace Industries Ltd.	5,490	206,848
Korea Electric Power Corp. (a)	19,100	283,236
Korea Investment Holdings Co. Ltd.	3,086	141,699
Korea Zinc Co. Ltd.	620	219,644
Korean Air Lines Co. Ltd.	13,386	225,060
KRAFTON, Inc. (a)	2,144	343,808
KT Corp.	4,909	130,031
KT&G Corp.	8,040	546,037
Kum Yang Co. Ltd. (a)	2,312	135,069
Kumho Petro Chemical Co. Ltd.	1,176	109,661
L&F Co. Ltd.	1,892	201,730
LG Chemical Ltd.	3,621	1,174,250
LG Corp.	6,992	429,338
LG Display Co. Ltd. (a)	17,439	151,548
LG Display Co. Ltd. rights 3/7/24 (a)	5,543	6,562
LG Electronics, Inc.	8,210	572,279
LG Energy Solution (a)	3,555	1,009,065
LG H & H Co. Ltd.	465	105,394
LG Innotek Co. Ltd.	1,037	147,905
LG Uplus Corp.	15,870	121,507
Lotte Chemical Corp.	1,429	139,780
Lotte Energy Materials Corp.	36	846
Meritz Financial Holdings Co.	8,097	415,705
Mirae Asset Securities Co. Ltd.	17,384	102,214
NAVER Corp.	9,951	1,483,931
NCSOFT Corp.	1,060	156,447
Netmarble Corp. (a)(b)	1,877	81,820
NH Investment & Securities Co. Ltd.	11,120	88,231
Orion Corp./Republic of Korea	1,786	123,530
Pan Ocean Co., Ltd. (Korea)	198	539
Pearl Abyss Corp. (a)	2,324	56,753
POSCO	5,433	1,723,803
POSCO Chemtech Co. Ltd.	2,351	442,851
POSCO ICT Co. Ltd.	3,854	164,246
Posco International Corp.	3,897	152,970
S-Oil Corp.	3,263	165,894
Samsung Biologics Co. Ltd. (a)(b)	1,353	851,686
Samsung C&T Corp.	6,518	673,346
Samsung Electro-Mechanics Co. Ltd.	4,166	433,273
Samsung Electronics Co. Ltd.	359,764	19,548,659
Samsung Engineering Co. Ltd. (a)	11,602	193,518
Samsung Fire & Marine Insurance Co. Ltd.	2,389	472,740
Samsung Heavy Industries Co. Ltd. (a)	48,926	266,655
Samsung Life Insurance Co. Ltd.	5,963	309,874
Samsung SDI Co. Ltd.	4,187	1,162,005
Samsung SDS Co. Ltd.	2,884	327,974
Samsung Securities Co. Ltd.	4,551	127,922
Shinhan Financial Group Co. Ltd.	33,577	1,028,814
SK Biopharmaceuticals Co. Ltd. (a)	2,330	161,839
SK Bioscience Co. Ltd. (a)	2,087	99,185
SK Hynix, Inc.	41,267	4,132,552
SK IE Technology Co. Ltd. (a)(b)	2,079	115,234
SK Innovation Co., Ltd.	4,617	402,347
SK Square Co. Ltd. (a)	7,061	274,310
SK Telecom Co. Ltd.	3,967	149,156
SK, Inc.	2,727	373,818
SKC Co. Ltd.	1,386	79,464
Woori Financial Group, Inc.	45,113	467,753
Yuhan Corp.	4,249	187,805
TOTAL KOREA (SOUTH)		58,747,421
Kuwait - 0.2%
Agility Public Warehousing Co. KSC (a)	119,374	225,161
Boubyan Bank KSC	100,284	200,242
Gulf Bank	141,932	133,855
Kuwait Finance House KSCP	620,864	1,558,722
Mabanee Co. SAKC	47,152	118,072
Mobile Telecommunication Co.	141,186	241,508
National Bank of Kuwait	577,150	1,839,372
TOTAL KUWAIT		4,316,932
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	38,820	1,075,669
Eurofins Scientific SA	10,312	625,188
Reinet Investments SCA	10,238	256,594
TOTAL LUXEMBOURG		1,957,451
Macau - 0.1%
Galaxy Entertainment Group Ltd.	167,000	866,710
Sands China Ltd. (a)	185,200	486,108
TOTAL MACAU		1,352,818
Malaysia - 0.4%
AMMB Holdings Bhd	132,100	118,269
Axiata Group Bhd	194,660	112,156
CelcomDigi Bhd	255,000	228,446
CIMB Group Holdings Bhd	495,743	652,965
Dialog Group Bhd	248,400	96,066
Gamuda Bhd	141,731	150,109
Genting Bhd	154,300	153,715
Genting Malaysia Bhd	223,500	127,347
Hong Leong Bank Bhd	49,100	199,268
IHH Healthcare Bhd	162,900	210,173
Inari Amertron Bhd	188,700	126,322
IOI Corp. Bhd	189,200	159,524
Kuala Lumpur Kepong Bhd	36,700	172,108
Malayan Banking Bhd	412,398	806,650
Malaysia Airports Holdings Bhd	66,616	108,324
Maxis Bhd	177,700	142,638
MISC Bhd	99,500	154,446
MR DIY Group M Sdn Bhd (b)	241,000	70,317
Nestle (Malaysia) Bhd	5,000	125,311
Petronas Chemicals Group Bhd	207,600	296,725
Petronas Dagangan Bhd	21,200	94,881
Petronas Gas Bhd	58,800	220,402
PPB Group Bhd	45,840	139,954
Press Metal Aluminium Holdings	275,100	275,332
Public Bank Bhd	1,119,100	1,037,425
QL Resources Bhd	83,900	103,395
RHB Bank Bhd	113,667	134,468
Sime Darby Bhd	190,100	97,538
Sime Darby Plantation Bhd	155,816	145,304
Telekom Malaysia Bhd	88,021	110,007
Tenaga Nasional Bhd	201,700	456,990
TOTAL MALAYSIA		7,026,575
Mexico - 0.8%
Alfa SA de CV Series A	225,600	177,476
America Movil S.A.B. de CV Series L	1,430,300	1,292,227
Arca Continental S.A.B. de CV	38,500	437,444
Banco del Bajio SA (b)	58,400	222,179
CEMEX S.A.B. de CV unit (a)	1,155,080	959,686
Coca-Cola FEMSA S.A.B. de CV unit	41,320	393,382
Fibra Uno Administracion SA de CV	215,000	365,506
Fomento Economico Mexicano S.A.B. de CV unit	147,100	1,995,035
Gruma S.A.B. de CV Series B	13,830	258,898
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	29,105	453,109
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	14,305	417,003
Grupo Aeroportuario Norte S.A.B. de CV	20,800	190,422
Grupo Bimbo S.A.B. de CV Series A	101,500	463,050
Grupo Carso SA de CV Series A1	43,000	403,130
Grupo Financiero Banorte S.A.B. de CV Series O	196,500	1,998,622
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	142,200	420,119
Grupo Mexico SA de CV Series B	235,600	1,215,678
Grupo Televisa SA de CV	1,700	1,025
Industrias Penoles SA de CV (a)	14,820	194,891
Kimberly-Clark de Mexico SA de CV Series A	118,700	270,621
Operadora de Sites Mexicanos, SA de CV	92,800	100,826
Orbia Advance Corp. S.A.B. de CV	72,800	145,164
Prologis Property Mexico SA	51,384	211,758
Promotora y Operadora de Infraestructura S.A.B. de CV	13,885	136,619
Southern Copper Corp.	6,306	517,723
Wal-Mart de Mexico SA de CV Series V	395,700	1,634,850
TOTAL MEXICO		14,876,443
Netherlands - 3.8%
ABN AMRO Bank NV GDR (Bearer) (b)	36,426	537,734
Adyen BV (a)(b)	1,639	2,055,613
AEGON NV	123,284	727,985
Akzo Nobel NV	13,054	1,002,710
Argenx SE (a)	4,467	1,686,882
ASM International NV (Netherlands)	3,554	1,982,625
ASML Holding NV (Netherlands)	30,405	26,379,017
ASR Nederland NV	11,761	555,559
BE Semiconductor Industries NV	5,857	884,886
Euronext NV (b)	6,518	575,143
EXOR NV	6,874	667,546
Heineken Holding NV	9,563	804,559
Heineken NV (Bearer)	21,615	2,174,371
IMCD NV	4,355	668,316
ING Groep NV (Certificaten Van Aandelen)	272,371	3,869,975
JDE Peet's BV	7,068	174,614
Koninklijke Ahold Delhaize NV	72,512	2,039,267
Koninklijke KPN NV	254,677	866,345
Koninklijke Philips Electronics NV	59,565	1,260,131
NN Group NV	20,451	838,250
OCI NV	7,740	222,666
Randstad NV	8,441	481,287
Shell PLC (London)	498,753	15,462,504
Stellantis NV (Italy)	166,673	3,691,631
Universal Music Group NV	61,891	1,824,406
Wolters Kluwer NV	18,693	2,757,508
TOTAL NETHERLANDS		74,191,530
New Zealand - 0.1%
Auckland International Airport Ltd.	97,960	501,031
Fisher & Paykel Healthcare Corp.	43,355	626,179
Mercury Nz Ltd.	52,170	213,528
Meridian Energy Ltd.	96,185	325,855
Spark New Zealand Ltd.	135,908	440,950
Xero Ltd. (a)	10,951	783,858
TOTAL NEW ZEALAND		2,891,401
Norway - 0.4%
Aker BP ASA	24,381	650,948
DNB Bank ASA	69,515	1,351,353
Equinor ASA	67,778	1,939,609
Gjensidige Forsikring ASA	14,958	241,353
Kongsberg Gruppen ASA	6,530	333,415
Mowi ASA	35,748	645,128
Norsk Hydro ASA	100,949	591,612
Orkla ASA	51,964	407,619
Salmar ASA	5,392	299,816
Telenor ASA	47,963	532,200
TOTAL NORWAY		6,993,053
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	15,613	236,849
Credicorp Ltd. (United States)	5,185	769,610
TOTAL PERU		1,006,459
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	120,280	103,502
Ayala Corp.	18,650	224,637
Ayala Land, Inc.	499,200	301,562
Bank of the Philippine Islands (BPI)	148,206	290,317
BDO Unibank, Inc.	175,636	451,977
International Container Terminal Services, Inc.	75,320	325,568
JG Summit Holdings, Inc.	187,851	127,773
Jollibee Food Corp.	33,710	152,036
Manila Electric Co.	21,380	137,523
Metropolitan Bank & Trust Co.	128,703	130,322
PLDT, Inc.	5,400	122,073
SM Investments Corp.	18,285	291,811
SM Prime Holdings, Inc.	748,400	455,089
Universal Robina Corp.	64,390	127,657
TOTAL PHILIPPINES		3,241,847
Poland - 0.3%
Allegro.eu SA (a)(b)	39,464	299,468
Bank Polska Kasa Opieki SA	13,610	525,141
Budimex SA	918	157,274
CD Projekt RED SA	4,625	120,992
Cyfrowy Polsat SA (a)	18,168	49,343
Dino Polska SA (a)(b)	3,623	392,598
KGHM Polska Miedz SA (Bearer)	10,368	291,168
LPP SA	83	322,743
mBank SA (a)	1,073	143,151
Orlen SA	44,287	693,037
PGE Polska Grupa Energetyczna SA (a)	67,692	143,223
Powszechna Kasa Oszczednosci Bank SA	66,882	851,862
Powszechny Zaklad Ubezpieczen SA	46,696	563,970
Santander Bank Polska SA	2,795	339,939
TOTAL POLAND		4,893,909
Portugal - 0.1%
Energias de Portugal SA	236,445	1,058,389
Galp Energia SGPS SA Class B	34,742	548,730
Jeronimo Martins SGPS SA	21,518	490,205
TOTAL PORTUGAL		2,097,324
Qatar - 0.2%
Barwa Real Estate Co.	163,317	129,407
Dukhan Bank	139,272	149,906
Industries Qatar QSC	111,749	368,302
Masraf al Rayan	409,363	264,214
Mesaieed Petrochemical Holding Co.	328,739	151,684
Ooredoo QSC	60,133	176,716
Qatar Electricity & Water Co.	31,433	149,611
Qatar Fuel Co.	45,302	195,342
Qatar Gas Transport Co. Ltd. (Nakilat)	181,878	173,336
Qatar International Islamic Bank QSC	73,455	210,621
Qatar Islamic Bank	128,402	687,679
Qatar National Bank SAQ	351,696	1,498,161
The Commercial Bank of Qatar	239,990	346,044
TOTAL QATAR		4,501,023
Romania - 0.0%
NEPI Rockcastle PLC	36,091	243,042
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	120,680	20,760
Gazprom OAO (a)(d)	601,730	65,107
Inter Rao Ues JSC (a)(d)	1,756,400	10,013
LUKOIL PJSC (a)(d)	21,149	6,769
MMC Norilsk Nickel PJSC (a)(d)	2,499	17,185
MMC Norilsk Nickel PJSC sponsored ADR (a)(d)	6,705	16,092
Mobile TeleSystems OJSC sponsored ADR (a)(d)	21,752	21,665
Moscow Exchange MICEX-RTS OAO (a)(d)	72,930	14,496
Novatek PJSC GDR (Reg. S) (a)(d)	4,511	252,616
Novolipetsk Steel OJSC (a)(d)	71,070	706
Ozon Holdings PLC ADR (a)(d)	2,304	4,991
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	6,442	132
sponsored GDR (Reg. S) (a)(d)	42	1
Polyus PJSC (a)(d)	1,749	4,253
Rosneft Oil Co. OJSC (a)(d)	55,210	9,547
Sberbank of Russia (a)(d)	551,355	3,505
Severstal PAO (a)(d)	7,553	174
Severstal PAO GDR (Reg. S) (a)(d)	2,375	56
Surgutneftegas OJSC (a)(d)	351,800	4,451
Tatneft PAO (a)(d)	71,609	9,210
TCS Group Holding PLC GDR (a)(d)	6,170	8,124
United Co. RUSAL International PJSC (a)(d)	141,950	17,689
VK Co. Ltd. (a)(d)	3,049	937
VK Co. Ltd. GDR (Reg. S) (a)(d)	3,849	1,182
VTB Bank OJSC (a)(d)	152,910,000	6,041
X5 Retail Group NV GDR (Reg. S) (a)(d)	5,899	1,439
Yandex NV Class A (a)(d)	15,310	59,105
TOTAL RUSSIA		556,246
Saudi Arabia - 1.1%
ACWA Power Co.	7,025	449,588
Advanced Petrochemicals Co.	9,207	93,418
Al Rajhi Bank	148,346	3,322,862
Alinma Bank	75,455	834,007
Almarai Co. Ltd.	18,260	278,032
Arab National Bank	50,464	336,149
Arabian Internet and Communications Services Co. Ltd.	1,729	151,226
Bank Al-Jazira (a)	29,063	156,394
Bank Albilad	36,304	431,764
Banque Saudi Fransi	43,617	465,236
Bupa Arabia for Cooperative Insurance Co.	6,155	339,090
Dallah Healthcare Co.	2,455	108,148
Dar Al Arkan Real Estate Development Co. (a)	39,803	137,980
Dr Sulaiman Al Habib Medical Services Group Co.	6,762	522,914
Elm Co.	1,777	427,416
Etihad Etisalat Co.	27,943	388,211
Jarir Marketing Co.	44,653	181,465
Luberef	3,650	142,103
Mobile Telecommunications Co. Saudi Arabia	32,977	117,307
Mouwasat Medical Services Co.	7,235	229,199
Nahdi Medical Co.	2,804	105,129
National Industrialization Co. (a)	23,580	73,568
Power & Water Utility Co. for Jubail & Yanbu	5,206	86,070
Rabigh Refining & Petrochemical Co. (a)	31,082	75,755
Riyad Bank	112,897	854,984
Sabic Agriculture-Nutrients Co.	18,256	624,095
Sahara International Petrochemical Co.	26,844	225,484
Saudi Arabian Mining Co.	98,276	1,215,969
Saudi Arabian Oil Co. (b)	199,509	1,627,950
Saudi Awwal Bank	77,269	740,732
Saudi Basic Industries Corp.	68,833	1,429,853
Saudi Electricity Co.	61,631	311,598
Saudi Industrial Investment Group	26,624	144,405
Saudi Investment Bank/The	36,006	149,781
Saudi Kayan Petrochemical Co. (a)	52,977	129,684
Saudi Research & Marketing Group (a)	2,596	143,988
Saudi Tadawul Group Holding Co.	3,454	190,840
Saudi Telecom Co.	152,689	1,661,212
The Co. for Cooperative Insurance	5,471	179,152
The Saudi National Bank	222,570	2,409,627
The Savola Group	18,867	226,146
Yanbu National Petrochemical Co.	20,350	208,378
TOTAL SAUDI ARABIA		21,926,909
Singapore - 0.9%
CapitaLand Ascendas REIT	291,858	632,523
CapitaLand Investment Ltd.	201,345	442,010
CapitaMall Trust	418,723	624,218
City Developments Ltd.	37,300	169,297
DBS Group Holdings Ltd.	136,226	3,226,554
Genting Singapore Ltd.	452,400	339,755
Grab Holdings Ltd. (a)	141,080	433,116
Jardine Cycle & Carriage Ltd.	7,100	137,002
Keppel Ltd.	112,000	595,141
Mapletree Logistics Trust (REIT)	262,163	301,455
Mapletree Pan Asia Commercial Trust	178,100	192,867
Oversea-Chinese Banking Corp. Ltd.	254,152	2,431,060
Sea Ltd. ADR (a)	27,720	1,057,241
Seatrium Ltd. (a)	3,227,314	239,511
Sembcorp Industries Ltd.	65,800	276,919
Singapore Airlines Ltd.	117,800	584,675
Singapore Exchange Ltd.	63,100	440,605
Singapore Technologies Engineering Ltd.	122,400	339,163
Singapore Telecommunications Ltd.	628,600	1,121,764
STMicroelectronics NV (France)	51,816	2,275,112
United Overseas Bank Ltd.	95,103	2,004,632
UOL Group Ltd.	33,100	153,702
TOTAL SINGAPORE		18,018,322
South Africa - 0.8%
Absa Group Ltd.	62,973	550,940
African Rainbow Minerals Ltd.	155	1,536
Anglo American Platinum Ltd.	4,963	211,268
Anglo American PLC (United Kingdom)	96,012	2,288,703
Aspen Pharmacare Holdings Ltd.	28,312	293,486
Bid Corp. Ltd.	25,585	620,586
Bidvest Group Ltd./The	21,110	278,306
Capitec Bank Holdings Ltd.	6,605	704,863
Clicks Group Ltd.	18,639	299,598
Discovery Ltd.	39,655	293,412
Exxaro Resources Ltd.	18,344	183,484
FirstRand Ltd.	381,548	1,384,150
Gold Fields Ltd.	67,656	998,283
Growthpoint Properties Ltd.	2,485	1,573
Harmony Gold Mining Co. Ltd.	40,949	255,962
Impala Platinum Holdings Ltd.	68,915	267,504
Kumba Iron Ore Ltd.	4,629	136,728
MTN Group Ltd.	129,231	659,459
Naspers Ltd. Class N	14,094	2,361,664
Nedbank Group Ltd.	32,377	376,125
Northam Platinum Holdings Ltd.	27,073	182,386
Old Mutual Ltd.	350,289	232,934
OUTsurance Group Ltd.	61,030	136,419
Pepkor Holdings Ltd. (b)	144,678	149,141
Remgro Ltd.	39,023	328,692
Sanlam Ltd.	133,857	510,691
Sasol Ltd.	42,410	368,361
Shoprite Holdings Ltd.	38,467	557,800
Sibanye-Stillwater Ltd.	212,725	256,363
Standard Bank Group Ltd.	101,365	1,081,407
Vodacom Group Ltd.	46,427	231,509
Woolworths Holdings Ltd.	69,474	257,413
TOTAL SOUTH AFRICA		16,460,746
Spain - 1.6%
Acciona SA	1,840	239,116
ACS Actividades de Construccion y Servicios SA	15,847	626,635
ACS Actividades de Construccion y Servicios SA rights (a)	15,847	7,261
Aena SME SA (b)	5,692	1,010,358
Amadeus IT Holding SA Class A	34,053	2,394,278
Banco Bilbao Vizcaya Argentaria SA	449,528	4,207,331
Banco Santander SA (Spain)	1,220,004	4,903,269
CaixaBank SA	311,885	1,329,876
Cellnex Telecom SA (b)	42,869	1,649,486
Corp. ACCIONA Energias Renovables SA	4,960	129,183
EDP Renovaveis SA	22,899	372,442
Enagas SA	18,317	298,709
Endesa SA	24,065	477,489
Grifols SA (a)	23,061	252,834
Iberdrola SA	460,784	5,548,283
Industria de Diseno Textil SA	82,435	3,524,704
Naturgy Energy Group SA	9,384	253,532
Redeia Corp. SA	30,081	501,607
Repsol SA	97,782	1,444,072
Telefonica SA	372,110	1,514,054
TOTAL SPAIN		30,684,519
Sweden - 1.9%
Alfa Laval AB	22,036	813,329
ASSA ABLOY AB (B Shares)	75,706	2,076,292
Atlas Copco AB:
(A Shares)	205,833	3,284,976
(B Shares)	112,912	1,570,535
Beijer Ref AB (B Shares)	28,580	392,175
Boliden AB	20,879	555,648
Epiroc AB:
(A Shares)	50,541	892,996
(B Shares)	29,114	455,175
EQT AB	26,904	729,046
Ericsson (B Shares)	221,253	1,226,511
Essity AB (B Shares)	46,159	1,085,374
Evolution AB (b)	13,865	1,629,429
Fastighets AB Balder (a)	47,706	320,618
Getinge AB (B Shares)	16,935	364,033
H&M Hennes & Mauritz AB (B Shares)	49,391	699,955
Hexagon AB (B Shares)	156,970	1,713,106
Holmen AB (B Shares)	5,564	220,065
Husqvarna AB (B Shares)	25,641	200,562
Industrivarden AB:
(A Shares)	10,079	318,060
(C Shares)	11,010	346,911
Indutrade AB	21,107	515,777
Investment AB Latour (B Shares)	10,969	277,317
Investor AB:
(A Shares)	4,514	105,621
(B Shares)	125,266	2,959,926
L E Lundbergforetagen AB	5,621	294,158
Lifco AB	17,286	418,918
Nibe Industrier AB (B Shares)	115,487	696,252
Saab AB (B Shares)	5,980	386,613
Sagax AB	14,533	355,133
Sandvik AB	81,010	1,702,498
Securitas AB (B Shares)	36,394	354,440
Skandinaviska Enskilda Banken AB (A Shares)	119,512	1,701,384
Skanska AB (B Shares)	25,139	437,598
SKF AB (B Shares)	26,421	522,751
Svenska Cellulosa AB SCA (B Shares)	46,402	633,384
Svenska Handelsbanken AB (A Shares)	110,241	1,188,436
Swedbank AB (A Shares)	64,158	1,311,933
Swedish Orphan Biovitrum AB (a)	14,490	406,575
Tele2 AB (B Shares)	39,256	335,198
Telia Co. AB	174,386	449,772
Volvo AB:
(A Shares)	16,890	416,137
(B Shares)	111,877	2,686,557
Volvo Car AB (a)	44,790	117,585
TOTAL SWEDEN		37,168,759
Switzerland - 4.0%
ABB Ltd. (Reg.)	120,797	5,111,144
Adecco SA (Reg.)	12,159	528,940
Alcon, Inc. (Switzerland)	37,765	2,863,829
Avolta AG (a)	7,246	276,832
Bachem Holding AG (B Shares)	2,430	163,887
Baloise Holdings AG	3,527	565,252
Banque Cantonale Vaudoise	2,240	287,609
Barry Callebaut AG	264	387,304
BKW AG	1,547	246,495
Clariant AG (Reg.)	16,202	208,592
Compagnie Financiere Richemont SA Series A	39,407	5,853,302
DSM-Firmenich AG	14,079	1,492,304
Ems-Chemie Holding AG	522	396,513
Geberit AG (Reg.)	2,529	1,465,909
Givaudan SA	698	2,919,152
Helvetia Holding AG (Reg.)	2,757	399,676
Julius Baer Group Ltd.	15,630	850,920
Kuehne & Nagel International AG	4,120	1,402,695
Lindt & Spruengli AG	8	1,014,195
Lindt & Spruengli AG (participation certificate)	73	930,529
Logitech International SA (Reg.)	12,434	1,044,055
Lonza Group AG	5,621	2,748,139
Novartis AG	154,480	15,975,364
Partners Group Holding AG	1,712	2,327,106
Sandoz Group AG	31,072	1,073,000
Schindler Holding AG:
(participation certificate)	3,102	776,444
(Reg.)	1,763	421,674
SGS SA (Reg.)	11,351	1,052,824
Sig Group AG	22,670	477,070
Sika AG	11,509	3,177,151
Sonova Holding AG	3,847	1,237,977
Straumann Holding AG	8,445	1,295,693
Swatch Group AG (Bearer)	2,273	533,607
Swatch Group AG (Bearer) (Reg.)	3,830	175,311
Swiss Life Holding AG	2,233	1,607,957
Swiss Prime Site AG	5,951	604,789
Swisscom AG	1,962	1,173,630
Temenos AG	4,718	483,199
UBS Group AG	247,976	7,468,447
VAT Group AG (b)	2,053	967,559
Zurich Insurance Group Ltd.	10,983	5,588,545
TOTAL SWITZERLAND		77,574,620
Taiwan - 4.3%
Accton Technology Corp.	38,000	639,390
Acer, Inc.	214,000	314,344
Advantech Co. Ltd.	34,674	373,836
Alchip Technologies Ltd.	6,000	744,395
ASE Technology Holding Co. Ltd.	233,500	1,009,811
Asia Cement Corp.	172,000	218,162
ASUSTeK Computer, Inc.	53,000	752,720
AUO Corp.	487,600	285,013
Catcher Technology Co. Ltd.	45,000	279,676
Cathay Financial Holding Co. Ltd.	717,872	1,009,703
Chailease Holding Co. Ltd.	114,075	631,596
Chang Hwa Commercial Bank	404,130	225,654
Cheng Shin Rubber Industry Co. Ltd.	145,000	210,286
China Airlines Ltd.	220,000	142,926
China Development Financial Ho (a)	1,221,313	468,981
China Steel Corp.	898,000	719,747
Chunghwa Telecom Co. Ltd.	286,000	1,084,426
Compal Electronics, Inc.	321,000	368,217
CTBC Financial Holding Co. Ltd.	1,333,000	1,209,565
Delta Electronics, Inc.	148,000	1,324,667
E Ink Holdings, Inc.	64,000	424,518
E.SUN Financial Holdings Co. Ltd.	1,066,872	842,246
ECLAT Textile Co. Ltd.	13,000	226,940
eMemory Technology, Inc.	5,000	446,040
EVA Airways Corp.	196,000	197,606
Evergreen Marine Corp. (Taiwan)	75,343	361,463
Far Eastern New Century Corp.	218,000	215,133
Far EasTone Telecommunications Co. Ltd.	131,000	336,323
Feng Tay Enterprise Co. Ltd.	39,584	204,138
First Financial Holding Co. Ltd.	828,519	703,244
Formosa Chemicals & Fibre Corp.	272,000	491,163
Formosa Petrochemical Corp.	84,000	199,539
Formosa Plastics Corp.	292,000	671,169
Fubon Financial Holding Co. Ltd.	587,317	1,207,510
Gigabyte Technology Co. Ltd.	39,000	386,008
Global Unichip Corp.	7,000	343,748
GlobalWafers Co. Ltd.	16,000	295,655
Hon Hai Precision Industry Co. Ltd. (Foxconn)	940,800	3,078,208
Hotai Motor Co. Ltd.	24,400	494,399
Hua Nan Financial Holdings Co. Ltd.	681,281	469,397
Innolux Corp.	642,541	334,243
Inventec Corp.	201,000	353,093
Largan Precision Co. Ltd.	8,000	634,409
Lite-On Technology Corp.	153,000	529,966
MediaTek, Inc.	115,000	3,549,364
Mega Financial Holding Co. Ltd.	886,572	1,065,190
Micro-Star International Co. Ltd.	54,000	313,267
momo.com, Inc.	6,060	84,136
Nan Ya Plastics Corp.	365,000	707,521
Nan Ya Printed Circuit Board Corp.	17,000	122,756
Nanya Technology Corp.	93,000	204,016
Nien Made Enterprise Co. Ltd.	13,000	139,004
Novatek Microelectronics Corp.	43,000	700,603
Pegatron Corp.	149,000	392,871
PharmaEssentia Corp. (a)	18,000	180,774
Pou Chen Corp.	165,000	166,138
Powerchip Semiconductor Manufacturing Corp.	222,725	191,545
President Chain Store Corp.	42,000	354,191
Quanta Computer, Inc.	204,000	1,613,367
Realtek Semiconductor Corp.	37,000	553,835
Ruentex Development Co. Ltd.	111,575	127,124
Shin Kong Financial Holding Co. Ltd. (a)	958,393	256,665
Sinopac Financial Holdings Co.	810,686	496,220
Synnex Technology International Corp.	90,000	206,681
Taishin Financial Holdings Co. Ltd.	855,482	468,740
Taiwan Business Bank	461,576	196,745
Taiwan Cement Corp.	525,667	535,100
Taiwan Cooperative Financial Holding Co. Ltd.	783,494	635,778
Taiwan High Speed Rail Corp.	145,000	136,843
Taiwan Mobile Co. Ltd.	129,000	403,317
Taiwan Semiconductor Manufacturing Co. Ltd.	1,858,000	37,202,071
The Shanghai Commercial & Savings Bank Ltd.	300,312	424,532
Uni-President Enterprises Corp.	367,000	848,271
Unimicron Technology Corp.	105,000	589,202
United Microelectronics Corp.	853,000	1,328,959
Vanguard International Semiconductor Corp.	65,000	152,546
Voltronic Power Technology Corp.	5,000	213,859
Walsin Lihwa Corp.	210,162	237,341
Wan Hai Lines Ltd.	50,145	78,307
Winbond Electronics Corp.	232,080	201,769
Wistron Corp.	198,000	725,093
Wiwynn Corp.	7,629	537,963
WPG Holding Co. Ltd.	118,400	329,683
Yageo Corp.	25,213	443,566
Yang Ming Marine Transport Corp.	128,000	195,218
Yuanta Financial Holding Co. Ltd.	771,367	665,129
Zhen Ding Technology Holding Ltd.	48,000	154,561
TOTAL TAIWAN		83,589,134
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	27,500	169,019
Advanced Information Service PCL NVDR	65,300	401,344
Airports of Thailand PCL:
(For. Reg.)	171,900	288,459
NVDR	161,500	271,007
Asset World Corp. PCL:
(For. Reg.)	235,300	26,341
NVDR	388,600	43,503
B. Grimm Power PCL:
(For. Reg.)	600	467
NVDR	1,300	1,012
Bangkok Dusit Medical Services PCL:
(For. Reg.)	292,100	225,639
NVDR	565,200	436,600
Bangkok Expressway and Metro PCL:
(For. Reg.)	154,900	31,966
NVDR	396,800	81,887
Banpu PCL NVDR	656,200	114,157
Berli Jucker PCL:
(For. Reg.)	16,000	10,626
NVDR	57,200	37,989
BTS Group Holdings PCL:
(For. Reg.)	53,600	8,961
NVDR	512,200	86,249
Bumrungrad Hospital PCL:
(For. Reg.)	10,800	72,817
NVDR	32,600	219,801
Central Pattana PCL:
(For. Reg.)	74,500	135,343
NVDR	87,000	158,051
Central Retail Corp. PCL:
(For. Reg.)	96,317	89,751
NVDR	33,600	31,309
Charoen Pokphand Foods PCL:
(For. Reg.)	110,100	57,568
NVDR	181,200	94,745
CP ALL PCL:
(For. Reg.)	143,900	211,107
NVDR	309,200	453,608
CP Axtra PCL NVDR	161,300	128,857
Delta Electronics PCL:
(For. Reg.)	16,000	35,293
NVDR	221,900	489,379
Electricity Generating PCL:
(For. Reg.)	300	1,107
NVDR	300	1,107
Energy Absolute PCL:
(For. Reg.)	54,700	60,936
NVDR	69,500	77,424
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	24,100	33,265
NVDR	26,800	36,991
Gulf Energy Development PCL:
(For. Reg.)	68,700	83,857
NVDR	138,100	168,568
Home Product Center PCL:
(For. Reg.)	187,500	55,263
NVDR	262,200	77,280
Indorama Ventures PCL:
(For. Reg.)	28,000	18,560
NVDR	95,400	63,237
Intouch Holdings PCL:
(For. Reg.)	16,900	34,974
NVDR	55,100	114,028
Kasikornbank PCL NVDR	43,000	145,142
Krung Thai Bank PCL:
(For. Reg.)	95,600	42,702
NVDR	153,400	68,519
Krungthai Card PCL:
(For. Reg.)	27,500	33,788
NVDR	52,500	64,504
Land & House PCL:
(For. Reg.)	249,000	53,543
NVDR	347,800	74,788
Minor International PCL:
(For. Reg.)	98,681	84,552
NVDR	147,641	126,502
Muangthai Leasing PCL:
(For. Reg.)	19,800	23,594
NVDR	32,600	38,847
Osotspa PCL:
(For. Reg.)	17,500	10,225
NVDR	66,800	39,029
PTT Exploration and Production PCL:
(For. Reg.)	33,000	138,791
NVDR	74,900	315,014
PTT Global Chemical PCL NVDR	162,400	152,603
PTT Oil & Retail Business PCL NVDR	220,900	110,933
PTT PCL:
(For. Reg.)	314,700	297,710
NVDR	449,800	425,516
Ratch Group PCL:
(For. Reg.)	1,100	935
NVDR unit	1,100	935
SCB X PCL:
(For. Reg.)	19,000	55,421
NVDR	43,600	127,177
SCG Packaging PCL NVDR	98,500	87,055
Siam Cement PCL:
(For. Reg.)	25,900	196,466
NVDR	32,000	242,738
Thai Oil PCL:
(For. Reg.)	22,133	33,934
NVDR	66,066	101,292
TMBThanachart Bank PCL NVDR	1,689,700	84,927
True Corp. PCL	319,517	54,145
True Corp. PCL NVDR	459,786	77,915
TOTAL THAILAND		8,548,694
Turkey - 0.2%
Akbank TAS	233,651	304,451
Aselsan A/S	100,120	166,949
Bim Birlesik Magazalar A/S JSC	33,663	422,660
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	106,452	151,338
Ford Otomotiv Sanayi A/S	5,118	148,758
Haci Omer Sabanci Holding A/S	76,746	183,614
Hektas Ticaret A/S (a)	81,086	47,617
Koc Holding A/S	56,651	300,010
Koza Altin Isletmeleri A/S	69,811	47,760
Pegasus Hava Tasimaciligi A/S (a)	3,240	80,346
Sasa Polyester Sanayi A/S	97,209	123,333
Tofas Turk Otomobil Fabrikasi A/S	9,180	74,541
Turk Hava Yollari AO (a)	45,627	410,109
Turkcell Iletisim Hizmet A/S	90,739	204,981
Turkiye Is Bankasi A/S Series C	263,392	222,553
Turkiye Petrol Rafinerileri A/S	70,963	350,781
Turkiye Sise ve Cam Fabrikalari A/S	103,153	167,588
Yapi ve Kredi Bankasi A/S	248,797	179,065
TOTAL TURKEY		3,586,454
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	229,088	561,345
Abu Dhabi Islamic Bank	107,429	327,585
Abu Dhabi National Oil Co. for Distribution PJSC	235,075	227,206
Aldar Properties PJSC	283,907	394,213
Americana Restaurants International PLC	189,816	160,723
Dubai Islamic Bank Pakistan Ltd.	217,897	374,933
Emaar Properties PJSC	504,922	1,021,405
Emirates NBD Bank PJSC	145,832	702,767
Emirates Telecommunications Corp.	265,916	1,388,603
First Abu Dhabi Bank PJSC	338,249	1,348,226
Multiply Group (a)	285,514	224,652
NMC Health PLC (a)(d)	2,259	0
TOTAL UNITED ARAB EMIRATES		6,731,658
United Kingdom - 6.9%
3i Group PLC	73,146	2,289,832
Abrdn PLC	141,033	301,162
Admiral Group PLC	19,731	628,878
AngloGold Ashanti PLC	31,916	576,235
Ashtead Group PLC	33,059	2,179,413
Associated British Foods PLC	26,064	773,254
AstraZeneca PLC (United Kingdom)	116,856	15,492,400
Auto Trader Group PLC (b)	69,580	640,128
Aviva PLC	206,105	1,129,154
BAE Systems PLC	229,223	3,419,118
Barclays PLC	1,139,829	2,118,176
Barratt Developments PLC	72,074	493,598
Berkeley Group Holdings PLC	7,880	479,443
BP PLC	1,287,433	7,519,144
British American Tobacco PLC (United Kingdom)	160,222	4,723,923
BT Group PLC	493,395	701,564
Bunzl PLC	25,561	1,041,450
Burberry Group PLC	26,848	445,040
Centrica PLC	415,629	729,253
CK Hutchison Holdings Ltd.	205,500	1,061,371
Coca-Cola European Partners PLC	15,651	1,078,354
Compass Group PLC	129,031	3,554,001
Croda International PLC	10,699	651,502
DCC PLC (United Kingdom)	7,489	546,291
Diageo PLC	169,484	6,121,400
Entain PLC	48,414	594,040
Flutter Entertainment PLC (a)	13,349	2,754,964
Halma PLC	29,077	808,105
Hargreaves Lansdown PLC	26,464	256,833
HSBC Holdings PLC (United Kingdom)	1,467,216	11,455,587
Imperial Brands PLC	64,365	1,545,090
Informa PLC	105,592	1,040,291
InterContinental Hotel Group PLC	12,503	1,184,698
Intertek Group PLC	12,251	697,569
J Sainsbury PLC	122,447	419,288
JD Sports Fashion PLC	189,840	281,604
Johnson Matthey PLC	63	1,299
Kingfisher PLC	139,889	388,937
Land Securities Group PLC	52,751	447,637
Legal & General Group PLC	451,160	1,457,975
Lloyds Banking Group PLC	4,789,912	2,567,660
London Stock Exchange Group PLC	31,305	3,541,036
M&G PLC	173,165	491,792
Melrose Industries PLC	102,149	764,811
National Grid PLC	281,847	3,753,950
NatWest Group PLC	435,561	1,229,213
Next PLC	9,148	981,717
Ocado Group PLC (a)	43,191	299,187
Pearson PLC	48,457	594,460
Pepco Group NV (a)	12,595	69,201
Persimmon PLC	24,745	458,787
Phoenix Group Holdings PLC	55,818	357,511
Reckitt Benckiser Group PLC	54,050	3,907,863
RELX PLC (London Stock Exchange)	142,062	5,863,477
Rentokil Initial PLC	191,068	983,952
Rolls-Royce Holdings PLC (a)	634,898	2,410,359
Sage Group PLC	77,712	1,160,146
Schroders PLC	59,693	307,286
Segro PLC	89,925	1,004,917
Severn Trent PLC	20,539	676,235
Smith & Nephew PLC	66,504	930,058
Smiths Group PLC	26,979	554,741
Spirax-Sarco Engineering PLC	5,642	715,368
SSE PLC	82,288	1,752,566
St. James's Place PLC	40,713	337,538
Standard Chartered PLC (United Kingdom)	173,261	1,309,428
Taylor Wimpey PLC	262,723	493,430
Tesco PLC	535,068	1,938,883
Unilever PLC	188,368	9,166,032
United Utilities Group PLC	51,891	698,908
Vodafone Group PLC	1,740,660	1,479,808
Vodafone Group PLC sponsored ADR	257	2,210
Whitbread PLC	14,758	672,553
Wise PLC (a)	46,672	478,976
WPP PLC	82,201	794,924
TOTAL UNITED KINGDOM		134,776,984
United States of America - 4.6%
Brookfield Renewable Corp.	10,230	285,796
BRP, Inc.	2,507	158,201
CNH Industrial NV	111	1,326
CRH PLC	53,349	3,802,341
CSL Ltd.	36,443	7,156,587
CyberArk Software Ltd. (a)	3,217	751,105
Experian PLC	69,331	2,885,722
Ferrovial SE	38,747	1,482,754
GSK PLC	308,729	6,105,961
Haleon PLC	418,861	1,701,315
Holcim AG	39,339	3,016,013
James Hardie Industries PLC CDI (a)	33,263	1,249,706
JBS SA	57,900	273,817
Legend Biotech Corp. ADR (a)	5,435	299,251
Monday.com Ltd. (a)	1,966	412,939
Nestle SA (Reg. S)	201,176	22,924,127
Parade Technologies Ltd.	6,000	212,907
QIAGEN NV (Germany)	16,873	736,771
Roche Holding AG:
(Bearer)	2,385	723,556
(participation certificate)	52,992	15,087,689
Sanofi SA	85,852	8,597,693
Schneider Electric SA	41,056	8,065,457
Swiss Re Ltd.	22,773	2,615,220
Tenaris SA	35,747	568,467
TOTAL UNITED STATES OF AMERICA		89,114,721
Zambia - 0.0%
First Quantum Minerals Ltd.	43,708	396,621
TOTAL COMMON STOCKS (Cost $1,767,886,398)		1,848,424,594

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	402,795	1,247,962
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,455	217,015
Companhia Energetica de Minas Gerais (CEMIG) (PN)	104,420	242,798
Companhia Paranaense de Energia-COPEL (PN-B)	69,400	141,899
Gerdau SA	85,805	364,391
Itau Unibanco Holding SA	365,450	2,417,942
Itausa-Investimentos Itau SA (PN)	417,561	842,808
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	367,100	2,997,173
TOTAL BRAZIL		8,471,988
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	11,061	479,413
Colombia - 0.0%
Bancolombia SA (PN)	35,920	283,008
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	4,494	440,742
Dr. Ing. h.c. F. Porsche AG Series F (b)	8,653	739,875
Henkel AG & Co. KGaA	12,757	977,933
Porsche Automobil Holding SE (Germany)	12,055	601,833
Sartorius AG (non-vtg.)	1,986	731,664
Volkswagen AG	15,439	1,985,688
TOTAL GERMANY		5,477,735
Korea (South) - 0.2%
AMOREPACIFIC Corp.	2,314	56,969
Hyundai Motor Co. Ltd.	2,240	198,068
Hyundai Motor Co. Ltd. Series 2	3,064	270,743
LG Chemical Ltd.	770	156,110
LG H & H Co. Ltd.	569	58,262
Samsung Electronics Co. Ltd.	62,595	2,738,929
TOTAL KOREA (SOUTH)		3,479,081
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	352,900	6,349
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,984,809)		18,197,574

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $4,884,861)	4,900,000	4,884,962

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	76,536,830	76,552,138
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	893,062	893,151
TOTAL MONEY MARKET FUNDS (Cost $77,445,289)		77,445,289

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,869,201,357)	1,948,952,419
NET OTHER ASSETS (LIABILITIES) - 0.4%	7,873,147
NET ASSETS - 100.0%	1,956,825,566

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	523	Mar 2024	58,392,950	1,078,278	1,078,278
ICE MSCI Emerging Markets Index Contracts (United States)	507	Mar 2024	24,863,280	(141,563)	(141,563)
TME S&P/TSX 60 Index Contracts (Canada)	36	Mar 2024	6,805,579	128,605	128,605

TOTAL FUTURES CONTRACTS					1,065,320
The notional amount of futures purchased as a percentage of Net Assets is 4.6%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,838,488 or 1.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,797,388.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	77,429,952	129,377,010	130,254,824	774,975	-	-	76,552,138	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	10,750,416	8,655,280	18,512,545	9,728	-	-	893,151	0.0%
Total	88,180,368	138,032,290	148,767,369	784,703	-	-	77,445,289

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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